AB Global Bond Fund

Portfolio of Investments

December 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 41.0%
Australia – 0.2%
Australia Government Bond Series 150 3.00%, 03/21/2047(a)	AUD	14,094	$7,761,217

Austria – 2.4%
Republic of Austria Government Bond Zero Coupon, 02/20/2030(a)	EUR	5,136	4,905,367
0.90%, 02/20/2032(a)		134,824	130,910,090

			135,815,457

Belgium – 0.4%
Kingdom of Belgium Government Bond Series 84 1.45%, 06/22/2037(a)		25,528	23,796,444

Canada – 5.6%
Canadian Government Bond 2.25%, 12/01/2029	CAD	4,594	3,321,233
3.50%, 03/01/2028		403,835	308,058,272

			311,379,505

China – 5.0%
China Government Bond Series INBK 2.40%, 07/15/2028	CNY	839,640	118,387,582
2.80%, 03/24/2029		181,350	25,989,179
2.80%, 11/15/2032		136,540	19,542,936
3.01%, 05/13/2028		396,870	57,364,212
3.81%, 09/14/2050		365,210	59,959,308

			281,243,217

Finland – 1.5%
Finland Government Bond 2.875%, 04/15/2029(a)	EUR	71,528	81,111,543

Germany – 3.4%
Bundesrepublik Deutschland Bundesanleihe 1.00%, 05/15/2038(a)		27,974	26,260,441
1.80%, 08/15/2053(a)		45,291	45,121,994
2.60%, 08/15/2033(a)		54,478	63,140,737
3.25%, 07/04/2042(a)		44,510	56,163,376

			190,686,548

Japan – 6.3%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	27,416,850	195,401,002
Japan Government Ten Year Bond Series 371 0.40%, 06/20/2033		3,895,850	27,128,814
Japan Government Thirty Year Bond Series 65 0.40%, 12/20/2049		604,000	3,201,534
Series 68 0.60%, 09/20/2050		3,699,600	20,373,120
Japan Government Twenty Year Bond Series 159 0.60%, 12/20/2036		4,022,550	27,442,766
Series 169 0.30%, 06/20/2039		1,984,250	12,430,935
Series 183 1.40%, 12/20/2042		9,650,800	69,013,835

			354,992,006

Mexico – 0.5%
Mexican Bonos Series M 8.00%, 11/07/2047	MXN	105,132	5,539,412

	Principal Amount (000)		U.S. $ Value

8.50%, 05/31/2029	MXN	406,245	$23,442,162

			28,981,574

South Korea – 6.0%
Korea Treasury Bond Series 2703 2.375%, 03/10/2027	KRW	316,023,900	238,971,585
Series 2709 3.125%, 09/10/2027		128,402,190	99,291,423

			338,263,008

Spain – 1.0%
Spain Government Bond 3.90%, 07/30/2039(a)	EUR	45,853	53,636,141

United Kingdom – 3.2%
United Kingdom Gilt 0.125%, 01/31/2028(a)	GBP	57,466	64,285,583
0.875%, 01/31/2046(a)		47,452	32,342,125
1.25%, 10/22/2041(a)		7,042	5,828,432
1.25%, 07/31/2051(a)		4,547	3,087,417
1.50%, 07/31/2053(a)		15,172	10,781,742
1.75%, 09/07/2037(a)		28,348	28,045,131
3.75%, 01/29/2038(a)		22,999	28,729,904
4.75%, 10/22/2043(a)		6,048	8,346,770

			181,447,104

United States – 5.5%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	125,315	81,023,980
1.125%, 08/15/2040		110,345	70,655,283
1.25%, 05/15/2050		118,464	64,174,284
1.75%, 08/15/2041(b)		50,202	35,031,374
1.875%, 02/15/2051		7,363	4,692,699
2.00%, 08/15/2051		31,644	20,756,748
2.375%, 02/15/2042		41,182	31,710,294

			308,044,662

Total Governments - Treasuries (cost $2,363,534,286)			2,297,158,426

CORPORATES - INVESTMENT GRADE – 27.5%
Industrial – 13.5%
Basic – 0.3%
Air Products & Chemicals, Inc. 4.00%, 03/03/2035	EUR	558	650,243
Series E 0.50%, 05/05/2028		175	174,525
Amcor UK Finance PLC 1.125%, 06/23/2027		103	105,900
Anglo American Capital PLC 2.625%, 09/10/2030(a)	U.S.$	580	494,524
2.875%, 03/17/2031(a)		316	269,164
5.625%, 04/01/2030(a)		260	263,509
Series E 1.625%, 09/18/2025(a)	EUR	506	542,288
4.75%, 09/21/2032(a)		158	183,264
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	U.S.$	203	182,864
3.75%, 10/01/2030		208	180,505
BHP Billiton Finance Ltd. Series 17 1.50%, 04/29/2030(a)	EUR	125	123,613
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)	U.S.$	1,650	1,339,800
4.50%, 01/31/2030(a)		805	615,986
7.25%, 02/13/2033(a)		5,270	4,388,587
Celanese US Holdings LLC 6.05%, 03/15/2025		25	25,140
6.55%, 11/15/2030		59	62,468

	Principal Amount (000)		U.S. $ Value

Celulosa Arauco y Constitucion SA 3.875%, 11/02/2027	U.S.$	200	$185,600
5.50%, 04/30/2049(a)		260	220,865
Dow Chemical Co. (The) 6.90%, 05/15/2053		111	134,056
EIDP, Inc. 4.80%, 05/15/2033		120	121,493
FMC Corp. 6.375%, 05/18/2053		124	127,106
Freeport Indonesia PT 4.76%, 04/14/2027(a)		320	315,235
5.315%, 04/14/2032(a)		634	620,132
Fresnillo PLC 4.25%, 10/02/2050(a)		240	182,250
GC Treasury Center Co., Ltd. 4.40%, 03/30/2032(a)		200	182,814
Georgia-Pacific LLC 2.30%, 04/30/2030(a)		596	516,082
Glencore Capital Finance DAC Series E 1.125%, 03/10/2028(a)	EUR	451	458,572
Glencore Funding LLC 5.40%, 05/08/2028(a)	U.S.$	136	138,297
5.70%, 05/08/2033(a)		45	46,782
6.125%, 10/06/2028(a)		121	126,915
6.375%, 10/06/2030(a)		121	130,059
6.50%, 10/06/2033(a)		334	364,490
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 05/15/2029(a)		200	204,500
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	183,425
Inversiones CMPC SA 3.00%, 04/06/2031(a)		210	178,106
LG Chem Ltd. 2.375%, 07/07/2031(a)		510	422,448
LYB International Finance II BV 0.875%, 09/17/2026	EUR	214	221,321
MEGlobal BV 2.625%, 04/28/2028(a)	U.S.$	760	682,575
Nucor Corp. 4.30%, 05/23/2027		128	126,675
Orbia Advance Corp. SAB de CV 2.875%, 05/11/2031(a)		280	230,300
POSCO 5.75%, 01/17/2028(a)		200	204,702
Rio Tinto Finance USA PLC 5.125%, 03/09/2053		120	125,066
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(a)		250	264,125
Southern Copper Corp. 3.875%, 04/23/2025		180	175,613
5.875%, 04/23/2045		170	172,893
7.50%, 07/27/2035		200	231,125
Suzano Austria GmbH Series DM3N 3.125%, 01/15/2032		300	247,875
UPL Corp., Ltd. 4.50%, 03/08/2028(a)		240	211,200
4.625%, 06/16/2030(a)		380	317,894
Vale Overseas Ltd. 3.75%, 07/08/2030		590	539,850

			18,212,821

Capital Goods – 0.2%
3M Co. 1.50%, 06/02/2031	EUR	268	252,046
CNH Industrial Capital LLC 1.45%, 07/15/2026	U.S.$	205	188,212
5.50%, 01/12/2029		122	125,784

	Principal Amount (000)		U.S. $ Value

CNH Industrial Finance Europe SA Series E 1.625%, 07/03/2029(a)	EUR	261	$262,210
1.75%, 09/12/2025(a)		210	225,606
CRH America, Inc. 3.875%, 05/18/2025(a)	U.S.$	511	501,681
CRH SMW Finance DAC Series E 4.00%, 07/11/2027(a)	EUR	190	215,540
4.00%, 07/11/2031(a)		100	114,652
Heidelberg Materials AG 3.75%, 05/31/2032(a)		203	226,354
Heidelberg Materials Finance Luxembourg SA Series E 1.75%, 04/24/2028(a)		180	189,521
John Deere Capital Corp. 4.70%, 06/10/2030	U.S.$	267	271,126
4.75%, 01/20/2028		430	437,091
Lennox International, Inc. 5.50%, 09/15/2028		609	626,019
Lockheed Martin Corp. 5.20%, 02/15/2055		314	330,481
5.70%, 11/15/2054		295	332,565
5.90%, 11/15/2063		521	608,647
Metso Oyj Series E 0.875%, 05/26/2028(a)	EUR	179	176,884
4.875%, 12/07/2027(a)		186	215,481
nVent Finance SARL 5.65%, 05/15/2033	U.S.$	123	125,012
Regal Rexnord Corp. 6.05%, 02/15/2026(a)		605	611,455
6.05%, 04/15/2028(a)		408	413,470
6.30%, 02/15/2030(a)		416	428,229
6.40%, 04/15/2033(a)		74	77,279
RTX Corp. 5.75%, 11/08/2026		605	621,354
5.75%, 01/15/2029		337	352,387
6.00%, 03/15/2031		605	643,905
6.10%, 03/15/2034		121	131,203
6.40%, 03/15/2054		121	140,220
Safran SA 0.125%, 03/16/2026(a)	EUR	500	516,946
Schneider Electric SE Series E 0.25%, 09/09/2024(a)		100	107,827
St. Marys Cement, Inc. Canada 5.75%, 01/28/2027(a)	U.S.$	440	444,711
Textron, Inc. 6.10%, 11/15/2033		120	128,235
Trane Technologies Financing Ltd. 5.25%, 03/03/2033		42	43,542
UltraTech Cement Ltd. 2.80%, 02/16/2031(a)		410	348,078

			10,433,753

Communications - Media – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		330	256,850
5.375%, 05/01/2047		3,160	2,695,550
5.75%, 04/01/2048		245	217,824
6.15%, 11/10/2026		137	140,132
6.48%, 10/23/2045		115	112,978
Comcast Corp. 3.90%, 03/01/2038		230	205,782
4.05%, 11/01/2052		300	253,298
4.65%, 07/15/2042		210	197,676
Cox Communications, Inc. 4.50%, 06/30/2043(a)		155	131,221

	Principal Amount (000)		U.S. $ Value

5.70%, 06/15/2033(a)	U.S.$	3,706	$3,864,638
Discovery Communications LLC 5.20%, 09/20/2047		165	142,394
Fox Corp. 3.50%, 04/08/2030		190	175,343
5.48%, 01/25/2039		240	234,053
Grupo Televisa SAB 6.625%, 01/15/2040		350	366,068
Informa PLC Series E 2.125%, 10/06/2025(a)	EUR	496	532,055
Interpublic Group of Cos., Inc. (The) 3.375%, 03/01/2041	U.S.$	105	80,039
4.75%, 03/30/2030		175	172,262
5.375%, 06/15/2033		8,864	9,018,297
ITV PLC 1.375%, 09/26/2026(a)	EUR	517	537,062
JCDecaux SE 1.625%, 02/07/2030(a)		100	96,211
2.625%, 04/24/2028(a)		200	216,270
Meta Platforms, Inc. 4.45%, 08/15/2052	U.S.$	160	147,230
4.65%, 08/15/2062		92	85,861
5.60%, 05/15/2053		124	134,625
Paramount Global 4.20%, 05/19/2032		2,305	2,060,976
4.95%, 01/15/2031		9,590	9,105,610
Pearson Funding PLC 1.375%, 05/06/2025(a)	EUR	100	106,624
Prosus NV 1.21%, 01/19/2026(a)		166	172,237
1.54%, 08/03/2028(a)		230	219,033
3.26%, 01/19/2027(a)	U.S.$	250	229,766
3.68%, 01/21/2030(a)		970	843,294
3.83%, 02/08/2051(a)		200	126,541
TDF Infrastructure SASU 5.625%, 07/21/2028(a)	EUR	300	348,189
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	U.S.$	510	434,122
2.88%, 04/22/2031(a)		200	172,736
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	100	112,818
Vivendi SE Series E 0.625%, 06/11/2025(a)	EUR	200	212,362
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	U.S.$	134	128,429
4.28%, 03/15/2032		38	34,765
5.05%, 03/15/2042		190	167,519
Weibo Corp. 3.50%, 07/05/2024		290	286,334
WPP Finance 2016 Series E 1.375%, 03/20/2025(a)	EUR	234	251,132

			35,026,206

Communications - Telecommunications – 1.6%
America Movil SAB de CV 2.875%, 05/07/2030	U.S.$	340	302,090
AT&T, Inc. 2.25%, 02/01/2032		94	77,775
2.55%, 12/01/2033		1,658	1,352,682
2.60%, 05/19/2038	EUR	284	269,226
3.55%, 09/15/2055	U.S.$	320	230,713
4.30%, 11/18/2034	EUR	235	274,331
4.50%, 05/15/2035	U.S.$	1,639	1,554,615
5.40%, 02/15/2034		2,306	2,379,445
Bell Telephone Co. of Canada or Bell Canada 3.00%, 03/17/2031	CAD	2,711	1,857,237
4.55%, 02/09/2030		1,318	1,001,891

	Principal Amount (000)		U.S. $ Value

5.15%, 02/09/2053	CAD	3,297	$2,536,520
5.85%, 11/10/2032		14,542	11,916,789
CK Hutchison Group Telecom Finance SA 1.125%, 10/17/2028(a)	EUR	16,235	16,161,143
1.50%, 10/17/2031(a)		316	293,492
Corning, Inc. 3.875%, 05/15/2026		9,140	10,205,729
Empresa Nacional de Telecomunicaciones SA 4.75%, 08/01/2026(a)	U.S.$	200	195,250
HKT Capital No. 4 Ltd. 3.00%, 07/14/2026(a)		490	465,539
Koninklijke KPN NV Series G 0.625%, 04/09/2025(a)	EUR	500	532,258
NTT Finance Corp. Series E 0.08%, 12/13/2025(a)		521	541,811
0.40%, 12/13/2028(a)		109	106,885
O2 Telefonica Deutschland Finanzierungs GmbH 1.75%, 07/05/2025(a)		500	536,876
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)	U.S.$	740	642,431
Orange SA Series E 2.375%, 01/15/2025(a) (c)	EUR	200	214,687
PLDT, Inc. 2.50%, 01/23/2031(a)	U.S.$	550	452,375
SingTel Group Treasury Pte Ltd. Series E 2.375%, 08/28/2029(a)		290	258,915
T-Mobile USA, Inc. 2.625%, 04/15/2026		200	190,300
5.05%, 07/15/2033		240	242,071
5.75%, 01/15/2034		10,253	10,880,912
TDC Net A/S Series E 5.62%, 02/06/2030(a)	EUR	237	269,572
TELUS Corp. 5.25%, 11/15/2032	CAD	17,557	13,734,437
Verizon Communications, Inc. 1.875%, 09/19/2030	GBP	355	382,974
2.55%, 03/21/2031	U.S.$	2,689	2,319,040
4.25%, 10/31/2030	EUR	250	292,497
4.50%, 08/10/2033	U.S.$	3,571	3,484,501
4.75%, 10/31/2034	EUR	224	273,997
Vodafone Group PLC 4.20%, 12/13/2027(a)	AUD	3,570	2,366,532
5.125%, 06/19/2059	U.S.$	250	229,332
Series E 3.00%, 08/12/2056(a)	GBP	100	81,838
Vodafone International Financing DAC Series E 4.00%, 02/10/2043(a)	EUR	248	277,349

			89,386,057

Consumer Cyclical - Automotive – 1.5%
American Honda Finance Corp. 5.65%, 11/15/2028	U.S.$	121	126,692
Aptiv PLC 1.50%, 03/10/2025	EUR	210	225,753
Aptiv PLC/Aptiv Corp. 4.15%, 05/01/2052	U.S.$	79	62,917
BMW US Capital LLC 5.05%, 08/11/2028(a)		123	125,316
Ford Credit Canada Co. 6.38%, 11/10/2028	CAD	12,682	9,998,667
Ford Motor Co. 3.25%, 02/12/2032	U.S.$	6,751	5,616,420
6.10%, 08/19/2032		20	20,178

	Principal Amount (000)		U.S. $ Value

Ford Motor Credit Co. LLC 2.70%, 08/10/2026	U.S.$	200	$185,281
3.375%, 11/13/2025		200	191,322
General Motors Co. 5.40%, 04/01/2048		676	619,665
General Motors Financial Co., Inc. 2.35%, 01/08/2031		29	23,983
2.70%, 06/10/2031		110	92,282
2.75%, 06/20/2025		638	614,024
3.60%, 06/21/2030		265	240,912
5.40%, 04/06/2026		123	123,853
5.80%, 06/23/2028		236	242,613
5.85%, 04/06/2030		209	215,686
6.10%, 01/07/2034		15,653	16,096,675
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		14,185	13,195,899
3.35%, 06/08/2025(a)		335	323,331
5.125%, 04/05/2026(a)	EUR	228	259,776
6.50%, 03/10/2028(a)	U.S.$	613	636,098
Honda Motor Co., Ltd. 2.53%, 03/10/2027		657	618,416
Hyundai Capital America 1.30%, 01/08/2026(a)		365	336,980
2.375%, 10/15/2027(a)		300	270,533
5.68%, 06/26/2028(a)		6,331	6,454,850
5.80%, 06/26/2025(a)		100	100,578
5.95%, 09/21/2026(a)		122	124,009
6.10%, 09/21/2028(a)		86	89,345
6.25%, 11/03/2025(a)		118	119,781
6.50%, 01/16/2029(a)		205	216,509
Hyundai Motor Manufacturing Indonesia PT Series E 1.75%, 05/06/2026(a)		250	229,738
Kia Corp. 2.75%, 02/14/2027(a)		290	270,060
3.50%, 10/25/2027(a)		230	216,743
Lear Corp. 3.50%, 05/30/2030		1,102	986,313
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(a)		220	220,186
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		3,120	2,806,492
2.00%, 03/09/2026(a)		4,070	3,742,997
2.45%, 09/15/2028(a)		5,328	4,562,836
2.75%, 03/09/2028(a)		255	224,927
6.95%, 09/15/2026(a)		122	126,123
7.05%, 09/15/2028(a)		122	128,620
PACCAR Financial Corp. Series DMTN 5.20%, 11/09/2026		120	122,649
RCI Banque SA Series E 1.75%, 04/10/2026(a)	EUR	521	552,417
Robert Bosch GmbH Series E 4.375%, 06/02/2043(a)		200	236,906
Stellantis NV Series E 4.25%, 06/16/2031(a)		300	343,624
Toyota Motor Credit Corp. 5.25%, 09/11/2028	U.S.$	610	632,382
5.40%, 11/20/2026		613	627,866
Volkswagen Financial Services NV Series E 0.875%, 02/20/2025(a)	GBP	100	121,018
Volkswagen Group of America Finance LLC 1.25%, 11/24/2025(a)	U.S.$	200	185,757
6.00%, 11/16/2026(a)		200	204,870
Volkswagen International Finance NV 3.75%, 12/28/2027(a) (c)	EUR	8,100	8,375,618

	Principal Amount (000)		U.S. $ Value

3.875%, 06/14/2027(a) (c)	EUR	300	$315,527
3.875%, 06/17/2029(a) (c)		100	101,144
4.125%, 11/16/2038(a)		100	114,292
Series 10Y 1.875%, 03/30/2027(a)		100	105,518
Series E 0.875%, 09/22/2028(a)		400	395,177

			83,518,144

Consumer Cyclical - Entertainment – 0.3%
CPUK Finance Ltd. Series E 3.59%, 08/28/2025(a)	GBP	275	339,149
Hasbro, Inc. 3.55%, 11/19/2026	U.S.$	16,941	16,065,538
3.90%, 11/19/2029		300	279,603

			16,684,290

Consumer Cyclical - Other – 0.2%
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)		1,298	1,105,328
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		340	324,912
Imerys SA Series E 1.50%, 01/15/2027(a)	EUR	500	517,463
Marriott International, Inc./MD 4.90%, 04/15/2029	U.S.$	175	176,125
5.45%, 09/15/2026		401	408,003
5.55%, 10/15/2028		878	905,509
Series HH 2.85%, 04/15/2031		3,661	3,175,313
MDC Holdings, Inc. 2.50%, 01/15/2031		315	258,367
6.00%, 01/15/2043		5,384	5,023,860
Nissan Motor Co., Ltd. 2.65%, 03/17/2026(a)	EUR	125	134,695
NVR, Inc. 3.00%, 05/15/2030	U.S.$	699	622,851
Owens Corning 7.00%, 12/01/2036(d)		50	57,430
PulteGroup, Inc. 6.375%, 05/15/2033		182	199,019
Sands China Ltd. 2.55%, 03/08/2027(d)		221	200,143
4.625%, 06/18/2030(d)		279	254,156

			13,363,174

Consumer Cyclical - Restaurants – 0.0%
McDonald’s Corp. 5.15%, 09/09/2052		120	122,102
5.45%, 08/14/2053		123	131,019

			253,121

Consumer Cyclical - Retailers – 0.9%
Alimentation Couche-Tard, Inc. 1.875%, 05/06/2026(a)	EUR	506	539,164
AutoNation, Inc. 3.80%, 11/15/2027	U.S.$	3,867	3,630,399
3.85%, 03/01/2032		190	169,163
AutoZone, Inc. 5.20%, 08/01/2033		620	631,112
6.25%, 11/01/2028		118	125,420
6.55%, 11/01/2033		10,324	11,470,009
CK Hutchison Europe Finance 21 Ltd. 0.75%, 11/02/2029(a)	EUR	245	229,345
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)	U.S.$	790	675,895
Costco Wholesale Corp. 1.375%, 06/20/2027		605	549,366

	Principal Amount (000)		U.S. $ Value

Dick’s Sporting Goods, Inc. 4.10%, 01/15/2052	U.S.$	595	$425,983
Dollarama, Inc. 5.53%, 09/26/2028	CAD	6,832	5,426,189
Genuine Parts Co. 6.50%, 11/01/2028	U.S.$	118	125,368
6.875%, 11/01/2033		588	653,141
Home Depot, Inc. (The) 3.50%, 09/15/2056		194	152,676
4.50%, 12/06/2048		370	349,629
4.90%, 04/15/2029		617	634,286
4.95%, 09/30/2026		432	438,102
4.95%, 09/15/2052		331	335,525
5.125%, 04/30/2025		123	123,712
Lowe’s Cos., Inc. 4.05%, 05/03/2047		360	296,938
5.625%, 04/15/2053		120	126,503
5.75%, 07/01/2053		122	129,600
5.80%, 09/15/2062		484	511,523
PVH Corp. 3.125%, 12/15/2027(a)	EUR	100	108,166
3.625%, 07/15/2024(a)		481	529,330
4.625%, 07/10/2025	U.S.$	185	181,999
Tapestry, Inc. 5.35%, 11/27/2025	EUR	766	862,846
5.375%, 11/27/2027		3,693	4,225,107
7.00%, 11/27/2026	U.S.$	1,769	1,835,238
7.05%, 11/27/2025		981	1,004,106
7.35%, 11/27/2028		613	643,349
VF Corp. 0.25%, 02/25/2028	EUR	100	92,795
2.95%, 04/23/2030	U.S.$	9,070	7,579,566
Series E 4.25%, 03/07/2029	EUR	3,309	3,507,019
Walgreens Boots Alliance, Inc. 3.45%, 06/01/2026	U.S.$	541	514,376

			48,832,945

Consumer Non-Cyclical – 2.0%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	8,168	8,196,796
3.70%, 02/04/2051	U.S.$	467	329,777
3.875%, 09/16/2046		160	120,333
4.00%, 02/04/2061		621	453,861
4.80%, 02/14/2029		135	134,720
6.875%, 11/01/2033		79	86,954
American Medical Systems Europe BV 1.375%, 03/08/2028	EUR	180	185,978
Amgen, Inc. 4.20%, 02/22/2052	U.S.$	220	186,111
4.40%, 05/01/2045		225	200,019
4.40%, 02/22/2062		195	164,881
4.66%, 06/15/2051		360	328,109
4.875%, 03/01/2053		720	674,126
Anheuser-Busch InBev SA/NV Series E 9.75%, 07/30/2024(a)	GBP	335	436,237
Archer-Daniels-Midland Co. 4.535%, 03/26/2042	U.S.$	91	85,067
5.935%, 10/01/2032		190	209,353
Asahi Group Holdings Ltd. 0.34%, 04/19/2027(a)	EUR	535	538,036
0.54%, 10/23/2028(a)		109	106,226
BAT Capital Corp. 4.54%, 08/15/2047	U.S.$	21	16,151
6.42%, 08/02/2033		147	153,924
7.08%, 08/02/2043		428	455,094
7.08%, 08/02/2053		124	132,679
7.75%, 10/19/2032		115	129,723

	Principal Amount (000)		U.S. $ Value

BAT International Finance PLC 4.45%, 03/16/2028	U.S.$	153	$150,634
Series E 2.25%, 01/16/2030(a)	EUR	144	141,466
2.25%, 09/09/2052(a)	GBP	110	62,739
Bayer US Finance LLC 6.125%, 11/21/2026(a)	U.S.$	2,319	2,355,590
Bayer US Finance II LLC 4.25%, 12/15/2025(a)		759	739,116
4.375%, 12/15/2028(a)		371	353,152
Becton Dickinson Euro Finance SARL 0.33%, 08/13/2028	EUR	370	359,683
Bimbo Bakeries USA, Inc. 6.40%, 01/15/2034(a)	U.S.$	200	221,607
Biogen, Inc. 2.25%, 05/01/2030		607	518,199
4.05%, 09/15/2025		620	609,830
Boston Scientific Corp. 0.625%, 12/01/2027	EUR	310	312,792
Bristol-Myers Squibb Co. 3.90%, 03/15/2062	U.S.$	570	444,418
5.75%, 02/01/2031		5,146	5,507,617
5.90%, 11/15/2033		4,955	5,400,660
6.25%, 11/15/2053		118	135,180
6.40%, 11/15/2063		435	505,372
Cardinal Health, Inc. 4.90%, 09/15/2045		250	229,211
Cargill, Inc. 3.875%, 04/24/2030(a)	EUR	14,639	16,802,305
4.375%, 04/22/2052(a)	U.S.$	311	284,748
Cencora, Inc. 2.80%, 05/15/2030		245	219,849
Cencosud SA 4.375%, 07/17/2027(a)		230	220,153
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	171,330
Cigna Group (The) 1.25%, 03/15/2026		362	335,572
3.40%, 03/15/2050		375	277,293
4.50%, 02/25/2026		254	252,188
4.80%, 07/15/2046		193	181,571
4.90%, 12/15/2048		133	126,617
Coca-Cola Co. (The) 0.125%, 03/09/2029	EUR	180	173,139
0.375%, 03/15/2033		119	104,595
1.25%, 03/08/2031		109	107,912
CVS Health Corp. 4.78%, 03/25/2038	U.S.$	295	278,868
5.00%, 02/20/2026		265	266,181
5.625%, 02/21/2053		122	123,823
5.875%, 06/01/2053		122	128,540
DH Europe Finance II SARL 2.60%, 11/15/2029		345	312,077
Diageo Capital BV Series E 1.50%, 06/08/2029(a)	EUR	126	129,493
Diageo Finance PLC Series E 1.875%, 03/27/2027(a)		235	251,096
Eli Lilly & Co. 4.95%, 02/27/2063	U.S.$	600	623,034
ELO SACA Series E 2.375%, 04/25/2025(a)	EUR	200	215,563
2.875%, 01/29/2026(a)		100	107,361
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031(a)	U.S.$	201	155,244
3.75%, 06/15/2029(a)		190	166,541

	Principal Amount (000)		U.S. $ Value

Fresenius SE & Co. KGaA Series E 2.875%, 05/24/2030(a)	EUR	68	$71,747
5.00%, 11/28/2029(a)		200	235,704
GE HealthCare Technologies, Inc. 5.55%, 11/15/2024	U.S.$	375	375,226
General Mills, Inc. 0.45%, 01/15/2026	EUR	519	540,767
3.91%, 04/13/2029		241	274,521
Gilead Sciences, Inc. 2.80%, 10/01/2050	U.S.$	145	100,334
2.95%, 03/01/2027		537	512,196
3.65%, 03/01/2026		351	343,954
4.80%, 04/01/2044		280	270,617
5.55%, 10/15/2053		609	660,566
HCA, Inc. 5.50%, 06/15/2047		366	352,390
5.90%, 06/01/2053		124	127,326
Indofood CBP Sukses Makmur Tbk PT 3.40%, 06/09/2031(a)		490	422,472
IQVIA, Inc. 6.25%, 02/01/2029(a)		3,839	4,009,005
J M Smucker Co. (The) 5.90%, 11/15/2028		461	485,405
6.20%, 11/15/2033		120	130,897
6.50%, 11/15/2043		599	668,114
6.50%, 11/15/2053		120	138,608
JAB Holdings BV 4.75%, 06/29/2032(a)	EUR	200	234,961
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 03/15/2034(a)	U.S.$	221	233,037
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 2.50%, 01/15/2027		689	631,298
3.00%, 05/15/2032		73	59,221
Johnson & Johnson 5.85%, 07/15/2038		187	214,034
Kellanova 1.25%, 03/10/2025	EUR	500	538,026
Kenvue, Inc. 5.20%, 03/22/2063	U.S.$	130	136,037
Kerry Group Financial Services Unltd Co. 2.375%, 09/10/2025(a)	EUR	246	267,933
Koninklijke Philips NV Series E 4.25%, 09/08/2031(a)		100	113,041
Loblaw Cos. Ltd. 2.28%, 05/07/2030	CAD	4,092	2,753,538
5.01%, 09/13/2032		13,800	10,817,715
6.54%, 02/17/2033(a)		3,182	2,698,743
McKesson Corp. 1.50%, 11/17/2025	EUR	226	241,665
3.125%, 02/17/2029	GBP	205	247,488
4.90%, 07/15/2028	U.S.$	87	88,530
Merck & Co., Inc. 1.70%, 06/10/2027		608	557,958
2.90%, 12/10/2061		562	376,514
3.90%, 03/07/2039		543	494,020
4.00%, 03/07/2049		170	150,194
5.00%, 05/17/2053		124	127,669
5.15%, 05/17/2063		191	199,775
Metro, Inc./CN 4.66%, 02/07/2033	CAD	11,382	8,714,653
Mondelez International Holdings Netherlands BV 0.75%, 09/24/2024(a)	U.S.$	270	260,204
PepsiCo, Inc. 3.20%, 07/22/2029	GBP	100	123,271
4.65%, 02/15/2053	U.S.$	122	121,212

	Principal Amount (000)		U.S. $ Value

Pfizer Investment Enterprises Pte Ltd. 5.30%, 05/19/2053	U.S.$	420	$426,934
Pfizer, Inc. 7.20%, 03/15/2039		95	117,834
Philip Morris International, Inc. 1.45%, 08/01/2039	EUR	576	416,867
2.875%, 05/14/2029		219	235,520
4.875%, 02/13/2026	U.S.$	257	257,729
4.875%, 02/15/2028		122	123,403
5.375%, 02/15/2033		122	125,197
5.625%, 11/17/2029		32	33,566
5.625%, 09/07/2033		267	279,310
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		253	214,338
6.875%, 05/15/2034		775	836,759
Quest Diagnostics, Inc. 6.40%, 11/30/2033		118	131,075
Reynolds American, Inc. 5.85%, 08/15/2045		352	331,611
Roche Holdings, Inc. 2.375%, 01/28/2027(a)		201	189,217
5.34%, 11/13/2028(a)		605	628,043
5.49%, 11/13/2030(a)		200	211,046
5.59%, 11/13/2033(a)		200	215,445
Saputo, Inc. 5.25%, 11/29/2029	CAD	6,857	5,369,164
Sigma Finance Netherlands BV 4.875%, 03/27/2028(a)	U.S.$	350	341,797
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)		315	244,374
Stryker Corp. 3.375%, 12/11/2028	EUR	3,450	3,861,450
4.85%, 12/08/2028	U.S.$	629	636,335
Sudzucker International Finance BV 5.125%, 10/31/2027(a)	EUR	200	233,023
Sutter Health 5.16%, 08/15/2033	U.S.$	3,533	3,600,293
Sysco Corp. 3.75%, 10/01/2025		515	503,537
5.75%, 01/17/2029		121	126,220
Takeda Pharmaceutical Co., Ltd. 3.175%, 07/09/2050		250	179,902
Thermo Fisher Scientific, Inc. 4.98%, 08/10/2030		76	77,903
Transurban Finance Co. Pty Ltd. Series E 1.45%, 05/16/2029(a)	EUR	223	224,252
Upjohn Finance BV 1.91%, 06/23/2032(a)		361	334,684
Viatris, Inc. 1.65%, 06/22/2025	U.S.$	571	540,745
Wyeth LLC 5.95%, 04/01/2037		188	206,222
Zoetis, Inc. 5.40%, 11/14/2025		128	129,071

			114,889,966

Energy – 2.5%
Aker BP ASA 6.00%, 06/13/2033(a)		150	156,275
APA Infrastructure Ltd. Series E 2.00%, 03/22/2027(a)	EUR	502	529,379
Apache Corp. 4.25%, 01/15/2030	U.S.$	111	104,486
5.10%, 09/01/2040		180	154,260
BG Energy Capital PLC Series E 5.125%, 12/01/2025(a)	GBP	365	470,949

	Principal Amount (000)		U.S. $ Value

BP Capital Markets PLC 3.25%, 03/22/2026(a) (c)	EUR	3,699	$3,942,950
3.625%, 03/22/2029(a) (c)		12,390	12,804,352
Series E 1.64%, 06/26/2029(a)		276	282,931
Canadian Natural Resources Ltd. 3.85%, 06/01/2027	U.S.$	660	641,027
Cheniere Energy Partners LP 5.95%, 06/30/2033(a)		133	136,525
Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033(a)		206	215,957
6.50%, 08/15/2043(a)		617	661,942
ConocoPhillips Co. 4.025%, 03/15/2062		345	280,660
5.05%, 09/15/2033		123	126,558
5.55%, 03/15/2054		328	349,135
5.70%, 09/15/2063		613	663,206
Contemporary Ruiding Development Ltd. 2.625%, 09/17/2030(a)		540	461,241
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		155	125,755
4.375%, 01/15/2028		185	179,088
4.90%, 06/01/2044		100	80,741
COSL Singapore Capital Ltd. 1.875%, 06/24/2025(a)		200	190,670
Devon Energy Corp. 7.875%, 09/30/2031		4,179	4,871,142
7.95%, 04/15/2032		7,650	8,901,764
Diamondback Energy, Inc. 4.25%, 03/15/2052		138	111,377
6.25%, 03/15/2033		115	123,117
6.25%, 03/15/2053		119	127,428
Ecopetrol SA 4.625%, 11/02/2031		914	773,187
6.875%, 04/29/2030		1,505	1,482,425
8.625%, 01/19/2029		4,947	5,274,739
El Paso Natural Gas Co. LLC 3.50%, 02/15/2032(a)		63	54,225
Enbridge Pipelines, Inc. 2.82%, 05/12/2031	CAD	4,087	2,756,829
Enbridge, Inc. 5.90%, 11/15/2026	U.S.$	121	124,253
6.00%, 11/15/2028		121	127,139
6.10%, 11/09/2032	CAD	3,461	2,841,689
6.20%, 11/15/2030	U.S.$	121	129,503
Energy Transfer LP 4.40%, 03/15/2027		235	229,934
6.125%, 12/15/2045		205	207,378
Eni SpA Series NC5 2.625%, 10/13/2025(a) (c)	EUR	170	180,094
Series NC9 3.375%, 07/13/2029(a) (c)		12,030	12,173,986
EQT Corp. 5.70%, 04/01/2028	U.S.$	2,688	2,731,963
Exxon Mobil Corp. 4.23%, 03/19/2040		215	199,677
Hess Corp. 4.30%, 04/01/2027		230	227,769
7.125%, 03/15/2033		9,699	11,223,428
7.875%, 10/01/2029		289	331,664
KazMunayGas National Co. JSC 3.50%, 04/14/2033(a)		810	672,553
4.75%, 04/19/2027(a)		230	223,986
5.375%, 04/24/2030(a)		240	237,450
Kinder Morgan Energy Partners LP 5.00%, 03/01/2043		175	156,686
Kinder Morgan, Inc. 5.45%, 08/01/2052		123	118,136

	Principal Amount (000)		U.S. $ Value

Series G 7.75%, 01/15/2032	U.S.$	70	$80,015
Marathon Oil Corp. 4.40%, 07/15/2027		90	87,853
6.60%, 10/01/2037		190	201,125
Marathon Petroleum Corp. 4.70%, 05/01/2025		495	491,636
6.50%, 03/01/2041		143	153,991
Midwest Connector Capital Co. LLC 4.625%, 04/01/2029(a)		288	277,010
MOL Hungarian Oil & Gas PLC 1.50%, 10/08/2027(a)	EUR	539	536,698
MPLX LP 4.875%, 06/01/2025	U.S.$	95	94,424
4.95%, 03/14/2052		516	460,754
5.50%, 02/15/2049		287	278,021
5.65%, 03/01/2053		271	267,778
ONEOK Partners LP 6.65%, 10/01/2036		36	39,207
ONEOK, Inc. 3.40%, 09/01/2029		390	359,311
5.20%, 07/15/2048		588	551,772
6.05%, 09/01/2033		2,103	2,225,859
6.10%, 11/15/2032		25	26,565
6.35%, 01/15/2031		7,429	7,932,121
Ovintiv, Inc. 5.65%, 05/15/2028		34	34,720
6.25%, 07/15/2033		2,170	2,245,267
6.50%, 02/01/2038		2,801	2,891,545
Pioneer Natural Resources Co. 5.10%, 03/29/2026		197	198,379
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/2024		335	328,660
PTTEP Treasury Center Co., Ltd. 2.99%, 01/15/2030(a)		300	270,729
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		290	286,897
Ras Laffan Liquefied Natural Gas Co., Ltd. 3 5.84%, 09/30/2027(a)		332	335,908
Reliance Industries Ltd. 3.625%, 01/12/2052(a)		300	218,466
SA Global Sukuk Ltd. 1.60%, 06/17/2026(a)		1,000	926,250
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		1,100	940,844
2.875%, 04/16/2024(a)		483	477,547
3.25%, 11/24/2050(a)		410	289,009
Schlumberger Finance BV 0.50%, 10/15/2031(a)	EUR	568	517,836
Suncor Energy, Inc. 6.50%, 06/15/2038	U.S.$	426	455,785
6.80%, 05/15/2038		40	43,777
6.85%, 06/01/2039		374	412,301
7.15%, 02/01/2032		75	83,904
Sweihan PV Power Co. PJSC 3.625%, 01/31/2049(a)		475	388,510
Targa Resources Corp. 6.15%, 03/01/2029		605	633,409
6.25%, 07/01/2052		454	470,054
6.50%, 03/30/2034		266	287,682
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		250	220,151
Thaioil Treasury Center Co., Ltd. 2.50%, 06/18/2030(a)		530	446,318
TotalEnergies Capital Canada Ltd. Series E 2.125%, 09/18/2029(a)	EUR	500	527,978
TotalEnergies Capital International SA 3.39%, 06/29/2060	U.S.$	76	56,910

	Principal Amount (000)		U.S. $ Value

TotalEnergies SE 2.00%, 01/17/2027(a) (c)	EUR	11,880	$12,098,034
Series NC7 1.625%, 10/25/2027(a) (c)		5,033	4,973,142
TransCanada PipeLines Ltd. 5.33%, 05/12/2032	CAD	227	177,231
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)	U.S.$	200	195,313
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)		410	399,869
Var Energi ASA 5.00%, 05/18/2027(a)		269	263,008
7.50%, 01/15/2028(a)		7,328	7,788,959
8.00%, 11/15/2032(a)		5,514	6,214,984
Vestas Wind Systems A/S Series E 4.125%, 06/15/2026(a)	EUR	240	269,365
Vier Gas Transport GmbH Series DIP 1.50%, 09/25/2028(a)		100	102,994
Williams Cos., Inc. (The) 5.30%, 08/15/2052	U.S.$	123	119,387
Woodside Finance Ltd. 3.65%, 03/05/2025(a)		123	120,361
3.70%, 09/15/2026(a)		628	603,432
4.50%, 03/04/2029(a)		531	510,633

			141,061,296

Other Industrial – 0.1%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)		308	240,322
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	222,333
Ferguson Finance PLC 4.65%, 04/20/2032(a)		624	604,128
LKQ Corp. 6.25%, 06/15/2033		100	104,503
Massachusetts Institute of Technology 5.60%, 07/01/2111		245	282,578
Swire Pacific Mtn Financing HK Ltd. Series E 2.875%, 01/30/2030(a)		340	299,248
Technip Energies NV 1.125%, 05/28/2028(a)	EUR	565	562,635
Worley US Finance Sub Ltd. Series E 0.875%, 06/09/2026(a)		531	547,623

			2,863,370

Services – 0.9%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	U.S.$	630	521,810
Amadeus IT Group SA Series E 2.875%, 05/20/2027(a)	EUR	200	218,858
Amazon.com, Inc. 4.10%, 04/13/2062	U.S.$	126	111,412
4.25%, 08/22/2057		360	331,984
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	6,154	7,395,381
Chicago Parking Meters LLC 4.93 4.93%, 12/30/2025(e)	U.S.$	16,500	16,124,441
Gartner, Inc. 4.50%, 07/01/2028(a)		120	113,702
Global Payments, Inc. 4.875%, 03/17/2031	EUR	8,837	10,236,744
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	424	585,375

	Principal Amount (000)		U.S. $ Value

ISS Global A/S Series E 0.875%, 06/18/2026(a)	EUR	106	$109,712
Mastercard, Inc. 1.00%, 02/22/2029		295	299,315
3.30%, 03/26/2027	U.S.$	527	511,159
3.85%, 03/26/2050		400	350,414
PayPal Holdings, Inc. 2.30%, 06/01/2030		11,698	10,236,213
RELX Finance BV 3.75%, 06/12/2031(a)	EUR	237	272,118
Securitas Treasury Ireland DAC Series E 4.375%, 03/06/2029(a)		100	114,160
Verisk Analytics, Inc. 4.125%, 03/15/2029	U.S.$	230	224,812
5.75%, 04/01/2033		102	109,393

			47,867,003

Technology – 1.4%
AAC Technologies Holdings, Inc. 3.75%, 06/02/2031(a)		290	217,309
Adobe, Inc. 2.30%, 02/01/2030		380	340,893
Apple, Inc. 2.05%, 09/11/2026		579	545,931
2.45%, 08/04/2026		654	623,888
2.80%, 02/08/2061		418	284,830
2.85%, 08/05/2061		257	175,942
4.10%, 08/08/2062		224	199,927
Applied Materials, Inc. 1.75%, 06/01/2030		661	562,906
ASML Holding NV 0.25%, 02/25/2030(a)	EUR	287	272,051
1.375%, 07/07/2026(a)		100	106,428
Avnet, Inc. 5.50%, 06/01/2032	U.S.$	609	604,306
Axiata SPV2 Bhd Series E 2.16%, 08/19/2030(a)		610	516,432
Baidu, Inc. 2.375%, 08/23/2031		320	263,043
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026		318	297,757
Dell International LLC/EMC Corp. 4.90%, 10/01/2026		980	981,585
6.02%, 06/15/2026		560	573,074
8.35%, 07/15/2046		155	204,292
DXC Capital Funding DAC 0.45%, 09/15/2027(a)	EUR	457	447,837
DXC Technology Co. 1.75%, 01/15/2026		101	107,655
Entegris Escrow Corp. 4.75%, 04/15/2029(a)	U.S.$	9,256	8,914,874
Fiserv, Inc. 1.625%, 07/01/2030	EUR	6,152	6,139,228
2.25%, 07/01/2025	GBP	250	306,085
5.625%, 08/21/2033	U.S.$	6,394	6,695,559
Foxconn Far East Ltd. Series E 2.50%, 10/28/2030(a)		200	168,625
Hewlett Packard Enterprise Co. 1.75%, 04/01/2026		668	622,041
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	563	659,944
Series 4Y 3.50%, 05/17/2027		8,594	9,635,978
HP, Inc. 2.65%, 06/17/2031	U.S.$	64	54,578
5.50%, 01/15/2033		225	230,867

	Principal Amount (000)		U.S. $ Value

Intel Corp. 3.15%, 05/11/2027	U.S.$	649	$623,822
3.25%, 11/15/2049		150	111,579
3.75%, 03/25/2027		344	337,021
4.75%, 03/25/2050		470	445,432
4.90%, 08/05/2052		124	121,569
4.95%, 03/25/2060		472	467,942
5.625%, 02/10/2043		123	131,774
International Business Machines Corp. 1.70%, 05/15/2027		616	562,224
1.75%, 01/31/2031	EUR	100	101,318
3.43%, 02/09/2052	U.S.$	135	100,841
3.45%, 02/19/2026		223	217,304
3.50%, 05/15/2029		100	95,400
3.625%, 02/06/2031	EUR	240	273,293
4.00%, 06/20/2042	U.S.$	150	130,889
4.25%, 05/15/2049		100	87,851
4.50%, 02/06/2026		547	545,230
4.90%, 07/27/2052		284	273,396
Intuit, Inc. 5.125%, 09/15/2028		611	632,145
5.50%, 09/15/2053		832	913,054
KLA Corp. 3.30%, 03/01/2050		314	239,995
4.95%, 07/15/2052		119	120,289
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		10,101	9,202,088
Lam Research Corp. 4.00%, 03/15/2029		225	222,056
4.875%, 03/15/2049		563	562,003
Lenovo Group Ltd. 3.42%, 11/02/2030(a)		250	220,315
Marvell Technology, Inc. 5.95%, 09/15/2033		122	129,501
Micron Technology, Inc. 5.375%, 04/15/2028		124	126,239
5.875%, 02/09/2033		135	140,874
Microsoft Corp. 2.675%, 06/01/2060		873	585,944
3.04%, 03/17/2062		779	563,425
4.50%, 02/06/2057		595	584,724
Nokia Oyj Series E 2.00%, 03/11/2026(a)	EUR	253	269,058
Oracle Corp. 1.65%, 03/25/2026	U.S.$	657	612,604
2.30%, 03/25/2028		591	538,273
2.50%, 04/01/2025		561	543,386
2.65%, 07/15/2026		57	54,070
3.65%, 03/25/2041		676	537,477
4.00%, 07/15/2046		160	128,335
4.10%, 03/25/2061		551	421,035
4.30%, 07/08/2034		9,860	9,207,080
5.375%, 07/15/2040		377	371,043
Renesas Electronics Corp. 2.17%, 11/25/2026(a)		410	374,781
SAP SE 0.125%, 05/18/2026(a)	EUR	100	103,865
1.625%, 03/10/2031(a)		300	308,953
SK Hynix, Inc. 2.375%, 01/19/2031(a)	U.S.$	555	449,966
Skyworks Solutions, Inc. 3.00%, 06/01/2031		213	183,127
Take-Two Interactive Software, Inc. 5.00%, 03/28/2026		124	124,426
Texas Instruments, Inc. 4.10%, 08/16/2052		87	76,486
5.00%, 03/14/2053		120	123,249
TSMC Arizona Corp. 3.875%, 04/22/2027		360	352,307

	Principal Amount (000)		U.S. $ Value

4.25%, 04/22/2032	U.S.$	380	$373,037
4.50%, 04/22/2052		230	226,099
TSMC Global Ltd. 1.375%, 09/28/2030(a)		540	437,038
2.25%, 04/23/2031(a)		410	348,455
Tyco Electronics Group SA Zero Coupon, 02/16/2029	EUR	135	128,789
Western Digital Corp. 2.85%, 02/01/2029	U.S.$	138	118,399
3.10%, 02/01/2032		2,758	2,196,391
Wipro IT Services LLC 1.50%, 06/23/2026(a)		250	229,360
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(a)		260	214,672

			78,675,163

Transportation - Airlines – 0.1%
Alaska Airlines 2020-1 Class A Pass Through Trust 4.80%, 08/15/2027(a)		587	568,031
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		826	813,655
4.75%, 10/20/2028(a)		622	611,502
easyJet FinCo BV Series E 1.875%, 03/03/2028(a)	EUR	226	233,195
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)	U.S.$	263	263,250
United Airlines 2020-1 Class A Pass Through Trust Series 20-1 5.875%, 10/15/2027		543	548,588

			3,038,221

Transportation - Railroads – 0.0%
Burlington Northern Santa Fe LLC 4.45%, 01/15/2053		124	116,808
Canadian National Railway Co. 3.60%, 08/01/2047	CAD	355	232,550
Canadian Pacific Railway Co. 6.125%, 09/15/2115	U.S.$	235	262,382
Indian Railway Finance Corp., Ltd. 3.25%, 02/13/2030(a)		250	224,965
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		420	382,185
5.875%, 07/05/2034(a)		706	696,396
MTR Corp., Ltd. Series E 1.625%, 08/19/2030(a)		260	216,887
Norfolk Southern Corp. 5.05%, 08/01/2030		270	276,921

			2,409,094

Transportation - Services – 0.9%
Abertis Infraestructuras SA Series E 4.125%, 01/31/2028(a)	EUR	200	227,103
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)	U.S.$	360	274,725
3.83%, 02/02/2032(a)		290	224,478
Ashtead Capital, Inc. 5.50%, 08/11/2032(a)		229	226,220
5.95%, 10/15/2033(a)		821	836,404
Autostrade per l’Italia SpA Series E 5.125%, 06/14/2033(a)	EUR	324	374,048
East Japan Railway Co. Series E 4.11%, 02/22/2043(a)		282	328,841

	Principal Amount (000)		U.S. $ Value

Element Fleet Management Corp. 6.27%, 06/26/2026(a)	U.S.$	594	$603,573
6.32%, 12/04/2028(a)		617	637,223
ENA Master Trust 4.00%, 05/19/2048(a)		1,716	1,198,472
ERAC USA Finance LLC 4.60%, 05/01/2028(a)		6,597	6,566,202
4.90%, 05/01/2033(a)		7,046	7,038,998
FedEx Corp. 0.45%, 05/04/2029	EUR	10,967	10,520,459
0.95%, 05/04/2033		290	252,959
Gatwick Funding Ltd. Series E 2.50%, 04/15/2030(a)	GBP	4,360	4,884,553
Heathrow Funding Ltd. 2.625%, 03/16/2028(a)		295	334,338
6.45%, 12/10/2031(a)		3,638	5,139,187
Series E 1.50%, 02/11/2030(a)	EUR	536	526,919
2.75%, 10/13/2029(a)	GBP	5,974	6,898,824
HPHT Finance 21 Ltd. 2.00%, 03/19/2026(a)	U.S.$	250	233,998
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.70%, 06/15/2026(a)		83	76,301
5.55%, 05/01/2028(a)		123	124,948
5.75%, 05/24/2026(a)		585	589,432
6.05%, 08/01/2028(a)		124	128,505
6.20%, 06/15/2030(a)		345	361,922
Ryder System, Inc. 6.30%, 12/01/2028		592	627,796
Shanghai Port Group BVI Development 2 Co., Ltd. 1.50%, 07/13/2025(a)		500	473,080
Transurban Finance Co. Pty Ltd. Series E 2.00%, 08/28/2025(a)	EUR	100	107,859
TTX Co. 5.50%, 09/25/2026(a)	U.S.$	250	254,246
United Parcel Service, Inc. 4.875%, 03/03/2033		175	181,704
XPO, Inc. 6.25%, 06/01/2028(a)		130	132,185

			50,385,502

			756,900,126

Financial Institutions – 12.3%
Banking – 8.7%
AIB Group PLC Series E 2.25%, 04/04/2028(a)	EUR	13,249	14,026,425
Ally Financial, Inc. 6.85%, 01/03/2030	U.S.$	138	141,901
6.99%, 06/13/2029		127	131,367
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		275	268,212
Banco Bilbao Vizcaya Argentaria SA 1.125%, 09/18/2025		800	745,970
7.88%, 11/15/2034		200	218,198
Banco de Credito del Peru SA 3.25%, 09/30/2031(a)		510	464,712
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		450	446,773
Banco Santander SA 2.75%, 05/28/2025		200	193,043
3.49%, 05/28/2030		200	180,276
4.175%, 03/24/2028		17,400	16,725,683
5.15%, 08/18/2025		200	198,917
5.18%, 11/19/2025		600	594,926
5.29%, 08/18/2027		1,000	1,002,490
6.92%, 08/08/2033		200	212,604

	Principal Amount (000)		U.S. $ Value

9.625%, 05/21/2033(c)	U.S.$	8,800	$9,621,672
Bangkok Bank PCL/Hong Kong 9.025%, 03/15/2029(a)		440	508,235
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	221,903
Bank Leumi Le-Israel BM 3.275%, 01/29/2031(a)		290	261,624
7.13%, 07/18/2033(a)		210	206,538
Bank Mandiri Persero Tbk PT Series E 4.75%, 05/13/2025(a)		320	317,200
Bank of America Corp. 2.015%, 02/13/2026		567	544,746
2.88%, 10/22/2030		97	86,136
3.19%, 07/23/2030		284	257,556
3.37%, 01/23/2026		557	544,044
3.38%, 04/02/2026		696	677,411
3.56%, 04/23/2027		169	162,716
3.82%, 01/20/2028		635	610,568
3.85%, 03/08/2037		240	210,773
3.97%, 03/05/2029		560	534,855
3.97%, 02/07/2030		97	91,964
Series B 8.05%, 06/15/2027		930	993,984
Series E 4.13%, 06/12/2028(a)	EUR	305	347,194
Series L 3.95%, 04/21/2025	U.S.$	562	552,595
Series U 8.77% (SOFR + 3.40%), 01/29/2024(c) (f)		4,156	4,156,891
Bank of East Asia Ltd. (The) Series E 6.75%, 03/15/2027(a)		250	250,625
Bank of Ireland Group PLC 6.25%, 09/16/2026(a)		200	202,216
Series E 0.375%, 05/10/2027(a)	EUR	8,095	8,307,450
5.00%, 07/04/2031(a)		393	462,871
Bank of Montreal 5.27%, 12/11/2026	U.S.$	126	127,808
Bank of New York Mellon Corp. (The) 6.47%, 10/25/2034		118	130,806
Bank of Nova Scotia (The) 5.35%, 12/07/2026		125	127,243
Series E 0.125%, 09/04/2026(a)	EUR	531	541,369
0.25%, 11/01/2028(a)		111	106,360
Banque Federative du Credit Mutuel SA 3.875%, 06/16/2032(a)		9,800	10,685,937
4.935%, 01/26/2026(a)	U.S.$	10,579	10,536,131
5.90%, 07/13/2026(a)		200	204,073
Series E 0.625%, 11/19/2027(a)	EUR	100	99,333
0.625%, 11/03/2028(a)		200	193,125
Barclays PLC 5.09%, 06/20/2030	U.S.$	1,006	970,347
6.125%, 12/15/2025(c)		11,154	10,634,887
6.22%, 05/09/2034		200	207,481
7.12%, 06/27/2034		400	426,037
Series E 4.92%, 08/08/2030(a)	EUR	422	485,620
5.26%, 01/29/2034(a)		232	274,209
BBVA Bancomer SA/Texas 1.875%, 09/18/2025(a)	U.S.$	600	561,756
BDO Unibank, Inc. Series E 2.125%, 01/13/2026(a)		240	225,545
Berlin Hyp AG Series E 1.25%, 01/22/2025	EUR	500	534,294

	Principal Amount (000)		U.S. $ Value

BNP Paribas SA 2.22%, 06/09/2026(a)	U.S.$	475	$453,410
7.375%, 08/19/2025(a) (c)		2,734	2,740,203
8.50%, 08/14/2028(a) (c)		200	209,513
Series E 0.50%, 02/19/2028(a)	EUR	100	100,456
2.75%, 07/25/2028(a)		100	107,498
BPCE SA 3.12%, 10/19/2032(a)	U.S.$	14,189	11,504,646
4.50%, 03/15/2025(a)		8,251	8,088,898
4.625%, 07/11/2024(a)		2,517	2,488,463
Series E 4.125%, 07/10/2028(a)	EUR	400	457,946
CaixaBank SA 6.21%, 01/18/2029(a)	U.S.$	10,380	10,615,007
6.84%, 09/13/2034(a)		200	211,597
Series E 1.50%, 12/03/2026(a)	GBP	200	237,417
5.00%, 07/19/2029(a)	EUR	300	346,266
5.125%, 07/19/2034(a)		200	235,607
Capital One Financial Corp. 0.80%, 06/12/2024		2,460	2,670,268
1.65%, 06/12/2029		325	315,806
2.64%, 03/03/2026	U.S.$	571	547,189
4.17%, 05/09/2025		2,878	2,855,946
5.82%, 02/01/2034		171	170,310
6.38%, 06/08/2034		4,800	4,947,098
7.15%, 10/29/2027		118	122,531
7.62%, 10/30/2031		157	172,251
CBQ Finance Ltd. Series E 2.00%, 05/12/2026(a)		450	414,281
Ceska sporitelna AS Series E 5.74%, 03/08/2028(a)	EUR	100	113,046
5.94%, 06/29/2027(a)		400	457,587
Citigroup, Inc. 2.01%, 01/25/2026	U.S.$	567	544,809
6.075% (SOFR + 0.69%), 01/25/2026(f)		838	833,270
6.78% (SOFR + 1.37%), 05/24/2025(f)		2,712	2,718,640
7.625%, 11/15/2028(c)		1,982	2,023,231
Series E 0.50%, 10/08/2027(a)	EUR	440	449,130
Series P 5.95%, 05/15/2025(c)	U.S.$	2,793	2,733,492
Series W 4.00%, 12/10/2025(c)		232	213,756
Series Y 4.15%, 11/15/2026(c)		7,121	6,129,543
Commonwealth Bank of Australia 2.69%, 03/11/2031(a)		365	301,442
6.16% (SOFR + 0.74%), 03/14/2025(a) (f)		5,150	5,161,670
Cooperatieve Rabobank UA 4.375%, 06/29/2027(a) (c)	EUR	200	206,702
Series E 4.625%, 05/23/2029(a)	GBP	9,255	11,433,148
Credit Agricole SA 5.59%, 07/05/2026(a)	U.S.$	250	254,487
6.32%, 10/03/2029(a)		1,647	1,727,673
Credit Suisse AG/London Series E 0.25%, 01/05/2026(a)	EUR	531	550,070
0.25%, 09/01/2028(a)		455	436,833
Danske Bank A/S 1.62%, 09/11/2026(a)	U.S.$	441	411,498
3.24%, 12/20/2025(a)		3,465	3,376,974
4.30%, 04/01/2028(a)		435	420,992
7.00%, 06/26/2025(a) (c)		200	197,032
Series E 4.75%, 06/21/2030(a)	EUR	379	441,170

	Principal Amount (000)		U.S. $ Value

DBS Group Holdings Ltd. Series G 3.30%, 02/27/2025(a) (c)	U.S.$	240	$231,120
Deutsche Bank AG 3.25%, 05/24/2028(a)	EUR	9,600	10,371,813
5.375%, 01/11/2029(a)		2,600	3,004,015
Series E 1.625%, 01/20/2027(a)		500	518,673
1.75%, 11/19/2030(a)		400	383,746
1.875%, 02/23/2028(a)		3,200	3,320,280
Deutsche Bank AG/New York NY 3.96%, 11/26/2025	U.S.$	240	236,031
6.82%, 11/20/2029		150	157,873
7.08%, 02/10/2034		498	511,679
Discover Bank 3.45%, 07/27/2026		569	538,310
4.65%, 09/13/2028		845	805,630
Discover Financial Services 4.10%, 02/09/2027		104	99,824
7.96%, 11/02/2034		196	218,036
DNB Bank ASA 4.875%, 11/12/2024(a) (c)		200	194,179
Series E 0.375%, 01/18/2028(a)	EUR	257	259,968
1.625%, 05/31/2026(a)		120	129,000
Doha Finance Ltd. Series E 2.375%, 03/31/2026(a)	U.S.$	590	541,694
Erste Group Bank AG 4.25%, 10/15/2027(a) (c)	EUR	200	188,797
Series E 0.875%, 05/13/2027(a)		300	306,999
1.625%, 09/08/2031(a)		200	206,010
Federation des Caisses Desjardins du Quebec 4.40%, 08/23/2025(a)	U.S.$	315	310,973
First Abu Dhabi Bank PJSC 4.50%, 04/05/2026(a) (c)		480	457,350
Goldman Sachs Group, Inc. (The) 3.615%, 03/15/2028		32	30,663
6.08% (SOFR + 0.70%), 01/24/2025(f)		523	522,602
6.56%, 10/24/2034		118	129,900
6.875%, 01/18/2038	GBP	75	105,367
Series P 8.505% (CME TERM SOFR 3 MONTH + 3.14%), 01/29/2024(c) (f)	U.S.$	4,168	4,159,814
Hana Bank 1.25%, 12/16/2026(a)		200	179,918
5.75%, 10/24/2028(a)		210	219,855
HSBC Holdings PLC 1.645%, 04/18/2026		202	191,936
2.85%, 06/04/2031		244	210,301
3.00%, 03/10/2026		201	194,956
3.97%, 05/22/2030		420	392,369
4.25%, 08/18/2025		210	205,493
4.29%, 09/12/2026		607	594,237
4.755%, 06/09/2028		9,713	9,577,358
4.76%, 03/29/2033		363	338,310
5.89%, 08/14/2027		4,993	5,063,884
6.36%, 11/16/2032(a)	EUR	8,812	10,467,796
6.375%, 09/17/2024(c)	U.S.$	217	214,606
6.55%, 06/20/2034		413	432,379
7.39%, 11/03/2028		200	214,357
7.40%, 11/13/2034		200	219,630
8.11%, 11/03/2033		656	755,759
Series E 3.125%, 06/07/2028	EUR	484	525,337
ING Groep NV 0.25%, 02/18/2029(a)		200	191,588
4.50%, 05/23/2029(a)		100	113,776
5.25%, 11/14/2033(a)		200	242,385

	Principal Amount (000)		U.S. $ Value

Series E 2.125%, 05/26/2031(a)	EUR	200	$210,628
Intercorp Peru Ltd. 3.875%, 08/15/2029(a)	U.S.$	370	320,487
Intesa Sanpaolo SpA 3.875%, 07/14/2027(a)		200	186,729
5.02%, 06/26/2024(a)		4,753	4,704,476
5.71%, 01/15/2026(a)		5,580	5,556,461
6.625%, 06/20/2033(a)		3,909	4,001,088
7.20%, 11/28/2033(a)		2,482	2,649,379
7.80%, 11/28/2053(a)		333	367,271
Series E 4.375%, 08/29/2027(a)	EUR	100	113,296
5.125%, 08/29/2031(a)		200	235,613
Investec Bank PLC 1.25%, 08/11/2026(a)		461	477,307
JPMorgan Chase & Co. 1.56%, 12/10/2025	U.S.$	582	560,354
2.005%, 03/13/2026		659	633,113
2.08%, 04/22/2026		620	594,168
2.18%, 06/01/2028		135	123,341
2.95%, 02/24/2028		720	677,374
3.22%, 03/01/2025		11	10,955
3.51%, 01/23/2029		235	222,473
3.54%, 05/01/2028		369	352,385
3.96%, 01/29/2027		633	618,357
5.55%, 12/15/2025		300	300,244
6.07%, 10/22/2027		120	123,466
6.25%, 10/23/2034		120	130,156
6.33% (SOFR + 0.92%), 02/24/2026(f)		4,649	4,646,234
Series E 1.09%, 03/11/2027(a)	EUR	7,804	8,186,852
1.96%, 03/23/2030(a)		189	194,420
Series Q 8.89% (SOFR + 3.51%), 02/01/2024(c) (f)	U.S.$	213	213,798
Series R 8.94% (SOFR + 3.56%), 02/01/2024(c) (f)		4,314	4,329,742
JPMorgan Chase Bank NA 5.11%, 12/08/2026		629	634,937
Jyske Bank A/S Series E 0.05%, 09/02/2026(a)	EUR	170	176,248
2.25%, 04/05/2029(a)		100	109,284
KBC Group NV 5.80%, 01/19/2029(a)	U.S.$	300	305,058
Series E 0.125%, 01/14/2029(a)	EUR	200	193,203
1.50%, 03/29/2026(a)		100	107,393
4.375%, 11/23/2027(a)		100	112,988
Kookmin Bank 2.50%, 11/04/2030(a)	U.S.$	810	672,600
Lloyds Banking Group PLC 3.75%, 03/18/2028		285	272,943
7.50%, 09/27/2025(c)		2,412	2,367,975
7.95%, 11/15/2033		415	476,071
M&T Bank Corp. 7.41%, 10/30/2029		589	634,358
Macquarie Bank Ltd. 3.62%, 06/03/2030(a)		651	568,044
5.39%, 12/07/2026(a)		125	126,621
Macquarie Group Ltd. 0.35%, 03/03/2028(a)	EUR	555	541,969
0.625%, 02/03/2027(a)		100	101,324
6.255%, 12/07/2034(a)	U.S.$	534	559,033
Mitsubishi UFJ Financial Group, Inc. 2.49%, 10/13/2032		550	462,731
5.35%, 09/13/2028		200	202,739
Mizuho Financial Group, Inc. 0.47%, 09/06/2029(a)	EUR	135	128,712
2.26%, 07/09/2032	U.S.$	200	163,217

	Principal Amount (000)		U.S. $ Value

4.35%, 10/20/2025(a)	U.S.$	325	$317,420
5.41%, 09/13/2028		200	202,558
5.75%, 07/06/2034		200	207,547
Series E 0.18%, 04/13/2026(a)	EUR	528	543,625
4.61%, 08/28/2030(a)		200	233,900
Morgan Stanley 0.41%, 10/29/2027		701	711,110
0.495%, 10/26/2029		280	266,961
2.19%, 04/28/2026	U.S.$	516	495,574
2.63%, 02/18/2026		638	617,521
4.66%, 03/02/2029	EUR	10,875	12,469,165
4.68%, 07/17/2026	U.S.$	152	150,595
4.81%, 10/25/2028	EUR	7,920	9,151,034
5.12%, 02/01/2029	U.S.$	113	113,452
5.42%, 07/21/2034		124	125,734
6.01% (SOFR + 0.63%), 01/24/2025(f)		1,050	1,048,391
6.30%, 10/18/2028		245	256,871
6.41%, 11/01/2029		118	125,143
6.63%, 11/01/2034		118	130,737
Series G 2.95%, 05/07/2032	EUR	235	245,426
3.77%, 01/24/2029	U.S.$	95	90,584
5.15%, 01/25/2034	EUR	148	179,654
Nanyang Commercial Bank Ltd. 3.80%, 11/20/2029(a)	U.S.$	570	556,366
Nationwide Building Society 2.97%, 02/16/2028(a)		4,664	4,336,669
6.56%, 10/18/2027(a)		507	524,033
6.69% (SOFR + 1.29%), 02/16/2028(a) (f)		290	285,474
Series E 0.25%, 09/14/2028(a)	EUR	554	533,762
NatWest Group PLC 3.62%, 08/14/2030(a)	GBP	105	128,067
Series E 5.76%, 02/28/2034(a)	EUR	7,135	8,287,005
NatWest Markets PLC Series E 0.125%, 11/12/2025(a)		105	109,201
0.125%, 06/18/2026(a)		534	546,268
NBK Tier 1 Financing 2 Ltd. 4.50%, 08/27/2025(a) (c)	U.S.$	290	277,403
NIBC Bank NV Series E 0.25%, 09/09/2026(a)	EUR	500	504,798
Nordea Bank Abp 6.625%, 03/26/2026(a) (c)	U.S.$	4,340	4,280,417
Series E 4.375%, 09/06/2026(a)	EUR	100	111,793
Nykredit Realkredit AS 0.25%, 01/13/2026(a)		528	547,324
Oversea-Chinese Banking Corp., Ltd. 1.83%, 09/10/2030(a)	U.S.$	530	498,386
Philippine National Bank Series E 3.28%, 09/27/2024(a)		480	469,050
PNC Financial Services Group, Inc. (The) 5.07%, 01/24/2034		75	73,346
5.81%, 06/12/2026		123	123,866
6.615%, 10/20/2027		119	123,496
6.875%, 10/20/2034		470	521,943
QIB Sukuk Ltd. 1.95%, 10/27/2025(a)		300	284,250
QNB Finance Ltd. Series E 1.375%, 01/26/2026(a)		510	470,634
1.625%, 09/22/2025(a)		200	187,584
2.75%, 02/12/2027(a)		240	223,866

	Principal Amount (000)		U.S. $ Value

Raiffeisen Bank International AG Series E 0.05%, 09/01/2027(a)	EUR	600	$577,483
Regions Financial Corp. 2.25%, 05/18/2025	U.S.$	538	512,895
Santander Consumer Bank AS Series E 0.125%, 09/11/2024(a)	EUR	200	215,150
Santander Holdings USA, Inc. 2.49%, 01/06/2028	U.S.$	5,605	5,140,128
6.50%, 03/09/2029		3,002	3,105,408
6.565%, 06/12/2029		197	203,324
7.66%, 11/09/2031		28	30,310
Santander UK Group Holdings PLC 2.47%, 01/11/2028		450	410,230
6.53%, 01/10/2029		541	560,629
6.83%, 11/21/2026		10,142	10,337,013
Series E 0.60%, 09/13/2029(a)	EUR	1,438	1,365,551
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)	U.S.$	760	711,170
Shinhan Financial Group Co., Ltd. 3.34%, 02/05/2030(a)		540	525,301
Siam Commercial Bank PCL/Cayman Islands Series G 4.40%, 02/11/2029(a)		350	341,583
Societe Generale SA 6.45%, 01/12/2027(a)		300	305,177
Series E 0.125%, 02/18/2028(a)	EUR	600	585,032
1.50%, 05/30/2025(a)		100	109,251
4.25%, 12/06/2030(a)		100	112,211
5.625%, 06/02/2033(a)		100	117,702
SpareBank 1 SR-Bank ASA Series E 4.875%, 08/24/2028(a)		116	134,809
Standard Chartered PLC 0.80%, 11/17/2029(a)		295	283,374
1.46%, 01/14/2027(a)	U.S.$	300	274,946
2.61%, 01/12/2028(a)		12,199	11,158,399
2.82%, 01/30/2026(a)		973	941,034
4.87%, 03/15/2033(a)		200	188,165
6.17%, 01/09/2027(a)		349	354,085
6.30%, 01/09/2029(a)		210	215,129
7.16% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (c) (f)		12,300	11,806,029
7.77%, 11/16/2028(a)		279	300,965
Series E 3.125%, 11/19/2024(a)	EUR	100	109,412
Sumitomo Mitsui Financial Group, Inc. 1.47%, 07/08/2025	U.S.$	344	325,548
1.55%, 06/15/2026(a)	EUR	499	528,182
3.04%, 07/16/2029	U.S.$	585	530,675
3.78%, 03/09/2026		456	444,299
5.46%, 01/13/2026		593	597,919
Series E 0.63%, 10/23/2029(a)	EUR	110	103,899
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(a)	GBP	6,655	8,140,298
6.25%, 03/01/2024(a) (c)	U.S.$	200	199,290
Swedbank AB 6.27% (SOFR + 0.91%), 04/04/2025(a) (f)		1,070	1,071,993
Series G 4.375%, 09/05/2030(a)	EUR	200	228,863
Series NC5 5.625%, 09/17/2024(a) (c)	U.S.$	200	196,554
Sydbank AS Series G 5.125%, 09/06/2028(a)	EUR	100	114,037

	Principal Amount (000)		U.S. $ Value

Synchrony Bank 5.40%, 08/22/2025	U.S.$	2,165	$2,132,614
Toronto-Dominion Bank (The) Series E 0.50%, 01/18/2027(a)	EUR	526	537,599
Truist Bank 3.30%, 05/15/2026	U.S.$	827	788,837
Truist Financial Corp. 4.26%, 07/28/2026		446	437,099
7.16%, 10/30/2029		593	639,906
UBS AG/London 1.375%, 01/13/2025(a)		200	192,005
UBS Group AG 0.25%, 02/24/2028(a)	EUR	547	531,160
3.13%, 08/13/2030(a)	U.S.$	295	263,459
4.125%, 09/24/2025(a)		800	782,272
4.125%, 04/15/2026(a)		425	414,734
4.19%, 04/01/2031(a)		2,312	2,156,362
5.125%, 07/29/2026(a) (c)		200	189,072
6.25%, 09/22/2029(a)		6,135	6,391,492
6.37%, 07/15/2026(a)		355	359,596
6.98% (SOFR + 1.58%), 05/12/2026(a) (f)		17,565	17,643,095
9.25%, 11/13/2028(a) (c)		1,652	1,780,551
9.25%, 11/13/2033(a) (c)		1,275	1,414,650
Series E 3.125%, 06/15/2030(a)	EUR	254	272,762
3.25%, 04/02/2026(a)		198	216,637
UniCredit SpA 1.98%, 06/03/2027(a)	U.S.$	619	565,842
2.57%, 09/22/2026(a)		19,606	18,440,961
3.13%, 06/03/2032(a)		3,755	3,175,309
United Overseas Bank Ltd. 2.00%, 10/14/2031(a)		200	181,996
Series G 1.75%, 03/16/2031(a)		250	230,713
US Bancorp 5.775%, 06/12/2029		123	126,336
6.79%, 10/26/2027		118	123,164
Virgin Money UK PLC Series G 3.125%, 06/22/2025(a)	GBP	4,310	5,383,057
4.625%, 10/29/2028(a)	EUR	100	110,131
5.125%, 12/11/2030(a)	GBP	135	165,115
Visa, Inc. 1.50%, 06/15/2026	EUR	375	400,124
Wells Fargo & Co. 2.16%, 02/11/2026	U.S.$	136	130,961
2.39%, 06/02/2028		200	183,170
6.49%, 10/23/2034		120	130,691
7.625%, 09/15/2028(c)		1,158	1,213,880
Series E 4.875%, 11/29/2035(a)	GBP	100	119,993
Western Union Co. (The) 2.75%, 03/15/2031	U.S.$	221	184,062
Westpac Banking Corp. Series G 4.32%, 11/23/2031		185	177,930
Woori Bank 5.125%, 08/06/2028(a)		210	207,352
Yorkshire Building Society Series E 0.50%, 07/01/2028(a)	EUR	553	534,312

			486,179,074

Brokerage – 0.4%
abrdn PLC 4.25%, 06/30/2028(a)	U.S.$	866	759,313
Blue Owl Finance LLC 4.375%, 02/15/2032(a)		133	116,143

	Principal Amount (000)		U.S. $ Value

Charles Schwab Corp. (The) 5.92% (SOFR + 0.52%), 05/13/2026(f)	U.S.$	5,465	$5,365,998
6.20%, 11/17/2029		123	129,126
Series I 4.00%, 06/01/2026(c)		11,930	10,519,257
China Great Wall International Holdings V Ltd. 2.875%, 11/23/2026(a)		200	178,125
Clearstream Banking AG Zero Coupon, 12/01/2025(a)	EUR	200	208,991
LPL Holdings, Inc. 6.75%, 11/17/2028	U.S.$	605	644,279
Nomura Holdings, Inc. 1.85%, 07/16/2025		5,405	5,112,554
5.71%, 01/09/2026		221	222,492

			23,256,278

Finance – 0.7%
Aareal Bank AG Series E 0.75%, 04/18/2028(a)	EUR	400	380,971
Air Lease Corp. 5.40%, 06/01/2028	CAD	6,005	4,638,562
Aircastle Ltd. 5.25%, 08/11/2025(a)	U.S.$	4,083	4,027,495
5.25%, 06/15/2026(a) (c)		195	167,648
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		1,832	1,697,164
1.95%, 09/20/2026(a)		1,590	1,441,473
3.50%, 11/01/2027(a)		1,342	1,235,840
4.125%, 08/01/2025(a)		23	22,322
4.375%, 01/30/2024(a)		1,889	1,884,971
4.875%, 10/01/2025(a)		926	907,793
5.50%, 12/15/2024(a)		5,268	5,238,560
Blue Owl Capital Corp. 3.40%, 07/15/2026		591	549,536
Blue Owl Credit Income Corp. 7.75%, 09/16/2027		571	589,973
7.75%, 01/15/2029(a)		617	635,138
Blue Owl Technology Finance Corp. 2.50%, 01/15/2027		288	251,559
BOC Aviation Ltd. 3.875%, 04/27/2026(a)		620	602,559
Brookfield Finance, Inc. 6.35%, 01/05/2034		123	130,854
CCBL Cayman 1 Corp., Ltd. Series E 1.80%, 07/22/2026(a)		400	369,528
CDBL Funding 1 Series E 3.50%, 10/24/2027(a)		430	409,657
CIMIC Finance Ltd. Series G 1.50%, 05/28/2029(a)	EUR	299	286,542
Golub Capital BDC, Inc. 7.05%, 12/05/2028	U.S.$	125	131,394
Huarong Finance 2017 Co., Ltd. Series E 4.25%, 11/07/2027(a)		530	480,975
Huarong Finance 2019 Co., Ltd. Series E 3.25%, 11/13/2024(a)		260	251,469
4.50%, 05/29/2029(a)		570	503,916
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(a)		213	202,084
ICBCIL Finance Co., Ltd. 3.625%, 05/19/2026(a)		230	223,052
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)		840	765,895

	Principal Amount (000)		U.S. $ Value

Power Finance Corp., Ltd. Series G 3.35%, 05/16/2031(a)	U.S.$	360	$315,781
Prospect Capital Corp. 3.36%, 11/15/2026		359	322,904
REC Ltd. 5.625%, 04/11/2028(a)		200	203,066
Synchrony Financial 2.875%, 10/28/2031		9,262	7,422,653
3.95%, 12/01/2027		1,468	1,375,015
5.15%, 03/19/2029		39	37,878
Wendel SE 4.50%, 06/19/2030(a)	EUR	400	456,113

			38,160,340

Insurance – 0.9%
Aegon Ltd. 5.50%, 04/11/2048	U.S.$	780	742,910
Ageas SA/NV 1.875%, 11/24/2051(a)	EUR	100	88,336
3.25%, 07/02/2049(a)		100	103,049
AIA Group Ltd. 4.95%, 04/04/2033(a)	U.S.$	240	241,363
Allianz SE 2.24%, 07/07/2045(a)	EUR	200	214,253
3.10%, 07/06/2047(a)		200	216,225
Series E 4.25%, 07/05/2052(a)		100	109,368
American International Group, Inc. Series A-9 5.75%, 04/01/2048	U.S.$	310	306,431
Argentum Netherlands BV for Swiss Re Ltd. 5.625%, 08/15/2052(a)		597	580,278
5.75%, 08/15/2050(a)		365	360,394
Argentum Netherlands BV for Zurich Insurance Co., Ltd. Series E 3.50%, 10/01/2046(a)	EUR	155	168,468
Assicurazioni Generali SpA Series E 2.12%, 10/01/2030(a)		107	104,062
Athene Global Funding 1.72%, 01/07/2025(a)	U.S.$	640	613,893
2.72%, 01/07/2029(a)		13	11,381
Series E 0.37%, 09/10/2026(a)	EUR	107	108,219
0.83%, 01/08/2027(a)		530	540,427
Athene Holding Ltd. 3.50%, 01/15/2031	U.S.$	454	399,865
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	141,473
AXA SA Series E 3.25%, 05/28/2049(a)	EUR	299	316,527
4.25%, 03/10/2043(a)		243	264,881
Berkshire Hathaway, Inc. 2.15%, 03/15/2028		280	300,933
Cloverie PLC for Zurich Insurance Co., Ltd. Series E 5.625%, 06/24/2046(a)	U.S.$	859	850,822
CNP Assurances SACA Series E 2.50%, 06/30/2051(a)	EUR	6,200	5,964,968
Coface SA 6.00%, 09/22/2032(a)		300	353,494
Corebridge Global Funding 5.90%, 09/19/2028(a)	U.S.$	122	125,980
Credit Agricole Assurances SA 4.75%, 09/27/2048(a)	EUR	8,900	9,900,610

	Principal Amount (000)		U.S. $ Value

Global Atlantic Fin Co. 7.95%, 06/15/2033(a)	U.S.$	557	$617,874
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		149	127,420
Humana, Inc. 5.50%, 03/15/2053		120	124,429
5.75%, 03/01/2028		77	80,061
5.95%, 03/15/2034		11,701	12,528,874
Jackson National Life Global Funding 1.75%, 01/12/2025(a)		315	301,663
Marsh & McLennan Cos., Inc. 5.70%, 09/15/2053		120	130,404
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		110	118,728
Metropolitan Life Global Funding I 6.34% (SOFR + 0.91%), 03/21/2025(a) (f)		285	286,366
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.00%, 05/26/2042(a)	EUR	300	261,108
1.25%, 05/26/2041(a)		100	91,501
3.25%, 05/26/2049(a)		3,700	3,955,437
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028(a)	U.S.$	126	128,615
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		4,295	5,686,166
New York Life Insurance Co. 4.45%, 05/15/2069(a)		80	68,770
NN Group NV Series E 5.25%, 03/01/2043(a)	EUR	188	211,966
Principal Life Global Funding II 5.50%, 06/28/2028(a)	U.S.$	171	173,236
Protective Life Global Funding 5.21%, 04/14/2026(a)		150	149,770
5.47%, 12/08/2028(a)		150	154,097
Prudential Financial, Inc. 4.50%, 09/15/2047		600	560,547
5.20%, 03/15/2044		385	383,565
QBE Insurance Group Ltd. 5.875%, 05/12/2025(a) (c)		325	317,221
RGA Global Funding 6.00%, 11/21/2028(a)		610	632,033
Sammons Financial Group, Inc. 4.75%, 04/08/2032(a)		129	113,278
UnitedHealth Group, Inc. 3.875%, 08/15/2059		581	474,366
4.75%, 05/15/2052		96	92,319
4.95%, 05/15/2062		481	472,851
5.20%, 04/15/2063		123	125,716
5.875%, 02/15/2053		111	125,701
6.05%, 02/15/2063		111	128,353
Vienna Insurance Group AG Wiener Versicherung Gruppe Series E 4.875%, 06/15/2042(a)	EUR	200	221,487

			51,972,532

Other Finance – 0.0%
China Cinda 2020 I Management Ltd. Series E 3.00%, 01/20/2031(a)	U.S.$	510	432,821
Computershare US, Inc. Series E 1.125%, 10/07/2031(a)	EUR	305	261,581

			694,402

REITs – 1.6%
Akelius Residential Property Financing BV Series E 1.125%, 01/11/2029(a)		360	328,016

	Principal Amount (000)		U.S. $ Value

American Tower Corp. 0.40%, 02/15/2027	EUR	270	$271,648
0.50%, 01/15/2028		196	192,992
0.875%, 05/21/2029		16,895	16,271,601
4.00%, 06/01/2025	U.S.$	282	277,275
4.125%, 05/16/2027	EUR	242	273,065
Annington Funding PLC Series E 3.18%, 07/12/2029(a)	GBP	3,571	4,070,748
Aroundtown SA Series E 0.375%, 04/15/2027(a)	EUR	100	88,730
1.45%, 07/09/2028(a)		300	258,105
Blackstone Property Partners Europe Holdings SARL Series E 2.00%, 10/20/2025(a)	GBP	100	118,499
CBRE Services, Inc. 5.95%, 08/15/2034	U.S.$	513	539,831
Crown Castle, Inc. 5.60%, 06/01/2029		3,499	3,580,622
5.80%, 03/01/2034		3,738	3,871,882
Digital Euro Finco LLC 2.50%, 01/16/2026(a)	EUR	12,490	13,427,479
Digital Intrepid Holding BV 0.625%, 07/15/2031(a)		330	285,807
Equinix, Inc. 1.00%, 03/15/2033		100	89,274
3.20%, 11/18/2029	U.S.$	597	549,099
3.90%, 04/15/2032		205	190,397
Essential Properties LP 2.95%, 07/15/2031		10,801	8,479,284
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		3,900	3,302,695
4.00%, 01/15/2030		260	237,308
4.00%, 01/15/2031		1,667	1,501,940
6.75%, 12/01/2033		3,247	3,503,008
Heimstaden Bostad Treasury BV Series E 0.625%, 07/24/2025(a)	EUR	8,551	8,367,696
Highwoods Realty LP 7.65%, 02/01/2034	U.S.$	2,399	2,593,148
Kojamo Oyj Series E 0.875%, 05/28/2029(a)	EUR	299	261,234
MAF Sukuk Ltd. Series E 3.93%, 02/28/2030(a)	U.S.$	340	317,475
NE Property BV Series E 1.75%, 11/23/2024(a)	EUR	509	542,907
New Immo Holding SA 2.75%, 11/26/2026(a)		200	203,083
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033	U.S.$	8,923	7,201,701
3.375%, 02/01/2031		185	156,973
3.625%, 10/01/2029		1,382	1,223,274
Praemia Healthcare SACA 0.875%, 11/04/2029(a)	EUR	300	274,162
Prologis Euro Finance LLC 0.375%, 02/06/2028		145	142,701
Series E 1.00%, 02/08/2029		220	215,524
Realty Income Corp. 1.125%, 07/13/2027	GBP	230	258,903
Regency Centers LP 4.40%, 02/01/2047	U.S.$	33	27,424
Sabra Health Care LP 5.125%, 08/15/2026		320	315,011

	Principal Amount (000)		U.S. $ Value

Segro Capital SARL Series E 1.25%, 03/23/2026(a)	EUR	100	$105,562
Simon Property Group LP 6.25%, 01/15/2034	U.S.$	133	144,877
Sirius Real Estate Ltd. 1.125%, 06/22/2026(a)	EUR	200	199,071
Stockland Trust Series E 1.625%, 04/27/2026(a)		100	104,835
Trust Fibra Uno 4.87%, 01/15/2030(a)	U.S.$	700	630,438
6.39%, 01/15/2050(a)		205	165,025
WEA Finance LLC 2.875%, 01/15/2027(a)		701	624,580
3.50%, 06/15/2029(a)		688	585,144
Westfield America Management Ltd. 2.625%, 03/30/2029(a)	GBP	2,605	2,873,031
WPC Eurobond BV 1.35%, 04/15/2028	EUR	435	439,419

			89,682,503

			689,945,129

Utility – 1.7%
Electric – 1.2%
Abu Dhabi National Energy Co. PJSC 4.875%, 04/23/2030(a)	U.S.$	420	430,319
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		8,086	7,378,475
AEP Texas, Inc. 5.25%, 05/15/2052		121	117,209
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		638	534,628
Alexander Funding Trust II 7.47%, 07/31/2028(a)		2,863	3,007,128
Ameren Corp. 5.00%, 01/15/2029		130	130,747
5.70%, 12/01/2026		123	125,857
American Electric Power Co., Inc. 5.20%, 01/15/2029		127	128,859
AusNet Services Holdings Pty Ltd. Series E 1.50%, 02/26/2027(a)	EUR	507	526,567
Avangrid, Inc. 3.20%, 04/15/2025	U.S.$	99	96,263
Black Hills Corp. 5.95%, 03/15/2028		2	2,073
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(g)		206	162,993
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		441	424,338
Commonwealth Edison Co. 5.30%, 02/01/2053		130	132,443
5.90%, 03/15/2036		150	162,302
Series 133 3.85%, 03/15/2052		98	79,426
Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058		102	88,709
Series 06-A 5.85%, 03/15/2036		115	121,460
Consorcio Transmantaro SA 5.20%, 04/11/2038(a)		460	434,700
Duke Energy Corp. 3.10%, 06/15/2028	EUR	500	544,570
Duke Energy Florida LLC 6.20%, 11/15/2053	U.S.$	121	138,468
Duke Energy Ohio, Inc. 4.30%, 02/01/2049		130	110,661
Duke Energy Progress LLC 5.35%, 03/15/2053		602	611,255

	Principal Amount (000)		U.S. $ Value

E.ON International Finance BV Series DIP 1.00%, 04/13/2025(a)	EUR	91	$97,415
Electricite de France SA 2.875%, 12/15/2026(a) (c)		5,400	5,523,967
Series E 5.875%, 07/18/2031	GBP	3,890	5,240,439
Series MPLE 5.99%, 05/23/2030(a)	CAD	4,109	3,191,920
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)	U.S.$	220	210,650
Enel Chile SA 4.875%, 06/12/2028		270	265,275
Enel Finance International NV 1.375%, 07/12/2026(a)		760	692,733
5.00%, 06/15/2032(a)		200	195,478
6.00%, 10/07/2039(a)		115	117,230
7.50%, 10/14/2032(a)		6,524	7,448,381
7.75%, 10/14/2052(a)		200	247,708
Series E 0.375%, 05/28/2029(a)	EUR	360	342,135
Engie Energia Chile SA 3.40%, 01/28/2030(a)	U.S.$	250	214,453
Engie SA Series E 3.75%, 09/06/2027(a)	EUR	100	112,648
Entergy Louisiana LLC 4.75%, 09/15/2052	U.S.$	123	113,146
Entergy Texas, Inc. 5.00%, 09/15/2052		610	581,975
Eversource Energy 5.95%, 02/01/2029		121	126,864
Fells Point Funding Trust 3.05%, 01/31/2027(a)		596	561,987
Florida Power & Light Co. 4.05%, 06/01/2042		435	385,590
4.125%, 06/01/2048		125	109,250
5.30%, 04/01/2053		130	136,317
Fortis, Inc./Canada 5.68%, 11/08/2033	CAD	1,375	1,124,530
Georgia Power Co. Series B 3.70%, 01/30/2050	U.S.$	290	229,849
Infraestructura Energetica Nova SAPI de CV 4.75%, 01/15/2051(a)		480	370,500
Israel Electric Corp., Ltd. Series G 3.75%, 02/22/2032(a)		290	244,540
4.25%, 08/14/2028(a)		450	418,901
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(a)		386	371,001
Minejesa Capital BV 4.625%, 08/10/2030(a)		930	881,454
National Grid PLC Series E 0.55%, 09/18/2029(a)	EUR	554	525,767
4.275%, 01/16/2035(a)		125	142,815
Nevada Power Co. Series GG 5.90%, 05/01/2053	U.S.$	538	578,351
NextEra Energy Capital Holdings, Inc. 1.875%, 01/15/2027		560	515,085
5.75%, 09/01/2025		123	124,290
Niagara Mohawk Power Corp. 1.96%, 06/27/2030(a)		13,394	11,129,759
4.28%, 12/15/2028(a)		1,751	1,676,170
NRG Energy, Inc. 4.45%, 06/15/2029(a)		1,114	1,052,079
Oglethorpe Power Corp. 6.20%, 12/01/2053(a)		124	133,432

	Principal Amount (000)		U.S. $ Value

Oncor Electric Delivery Co. LLC 5.65%, 11/15/2033(a)	U.S.$	121	$129,071
Pacific Gas & Electric Co. 4.95%, 07/01/2050		272	233,259
5.25%, 03/01/2052		131	116,828
PacifiCorp 2.90%, 06/15/2052		394	253,684
4.15%, 02/15/2050		390	316,612
6.35%, 07/15/2038		110	118,729
PECO Energy Co. 2.85%, 09/15/2051		155	103,866
Pertamina Geothermal Energy PT 5.15%, 04/27/2028(a)		200	200,375
Public Service Co. of Colorado 5.25%, 04/01/2053		123	122,673
Public Service Electric & Gas Co. 3.80%, 03/01/2046		410	341,774
RH International Singapore Corp. Pte Ltd. Series E 4.50%, 03/27/2028(a)		470	455,049
San Diego Gas & Electric Co. Series UUU 3.32%, 04/15/2050		360	257,241
Series WWW 2.95%, 08/15/2051		231	162,009
Sierra Pacific Power Co. 5.90%, 03/15/2054(a)		178	189,098
Sociedad de Transmision Austral SA 4.00%, 01/27/2032(a)		390	343,688
Southern California Edison Co. 5.70%, 03/01/2053		120	126,398
5.875%, 12/01/2053		123	132,796
Series E 5.45%, 06/01/2052		120	119,318
Southern Power Co. Series F 4.95%, 12/15/2046		345	310,002
Tampa Electric Co. 5.00%, 07/15/2052		120	114,014
TenneT Holding BV 2.37%, 07/22/2025(a) (c)	EUR	125	133,814
TNB Global Ventures Capital Bhd 4.85%, 11/01/2028(a)	U.S.$	430	428,753
Tucson Electric Power Co. 5.50%, 04/15/2053		296	301,376
Vistra Operations Co. LLC 6.95%, 10/15/2033(a)		253	265,959

			66,199,920

Natural Gas – 0.3%
Atmos Energy Corp. 5.45%, 10/15/2032		32	33,688
Boston Gas Co. 6.12%, 07/20/2053(a)		316	330,676
Brooklyn Union Gas Co. (The) 6.39%, 09/15/2033(a)		122	127,337
Cadent Finance PLC Series E 4.25%, 07/05/2029(a)	EUR	489	563,581
Centrica PLC Series E 4.375%, 03/13/2029(a)	GBP	10,835	13,655,498
CU, Inc. 5.90%, 11/20/2034	CAD	1,227	1,044,143
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(a)	U.S.$	200	217,351
KeySpan Gas East Corp. 3.59%, 01/18/2052(a)		137	94,249

	Principal Amount (000)		U.S. $ Value

National Grid North America, Inc. Series E 1.05%, 01/20/2031(a)	EUR	209	$194,937
NiSource, Inc. 5.65%, 02/01/2045	U.S.$	230	231,560
Southern California Gas Co. 5.75%, 06/01/2053		123	129,863

			16,622,883

Other Utility – 0.2%
Suez SACA Series E 4.625%, 11/03/2028(a)	EUR	200	233,896
Thames Water Utilities Finance PLC Series E 4.00%, 04/18/2027(a)		1,900	2,030,009
6.75%, 11/16/2028	GBP	7,480	9,688,759

			11,952,664

			94,775,467

Total Corporates - Investment Grade (cost $1,530,694,659)			1,541,620,722

MORTGAGE PASS-THROUGHS – 12.0%
Agency Fixed Rate 30-Year – 12.0%
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049	U.S.$	6,168	6,107,936
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035		6	5,939
Series 2007 5.50%, 09/01/2036		4	3,922
5.50%, 08/01/2037		4	4,415
Series 2008 5.50%, 03/01/2037		2	1,795
Series 2012 3.50%, 11/01/2042		13,662	12,919,300
Series 2017 3.50%, 06/01/2047		11	10,392
3.50%, 08/01/2047		18	17,195
3.50%, 10/01/2047		130	121,570
3.50%, 01/01/2048		6	6,036
Series 2018 3.50%, 01/01/2048		5	4,273
3.50%, 02/01/2048		153	142,631
3.50%, 03/01/2048		6,339	5,935,307
3.50%, 05/01/2048		13	12,058
4.50%, 09/01/2048		7,634	7,549,507
4.50%, 12/01/2048		5,012	4,960,670
Series 2020 3.50%, 01/01/2050		13,945	13,005,365
Government National Mortgage Association Series 2022 5.00%, 11/20/2052		38,396	38,184,940
Series 2023 4.50%, 06/20/2053		18,628	18,175,509
Series 2024 4.00%, 01/20/2042, TBA		54,923	52,469,639
4.50%, 01/15/2042, TBA		133,440	130,273,242
5.00%, 01/01/2038, TBA		72,000	71,562,809
5.50%, 01/01/2038, TBA		167,967	169,009,282
6.00%, 01/01/2042, TBA		51,360	52,200,165
Uniform Mortgage-Backed Security Series 2024 4.00%, 01/15/2047, TBA		11,607	10,984,932
6.00%, 01/01/2042, TBA		67,299	68,371,499

	Principal Amount (000)		U.S. $ Value

6.50%, 01/01/2042, TBA	U.S.$	9,793	$10,032,878

Total Mortgage Pass-Throughs (cost $673,199,224)			672,073,206

INFLATION-LINKED SECURITIES – 5.0%
Canada – 0.2%
Canadian Government Real Return Bond 4.00%, 12/01/2031	CAD	15,360	13,903,379

Sweden – 0.5%
Sweden Inflation Linked Bond Series 3104 3.50%, 12/01/2028(a)	SEK	30,335	5,459,469
Series 3112 0.125%, 06/01/2026(a)		54,990	6,955,789
Series 3113 0.125%, 12/01/2027(a)		117,360	14,590,885

			27,006,143

United States – 4.3%
U.S. Treasury Inflation Index 0.125%, 10/15/2026	U.S.$	126,135	119,802,079
1.375%, 07/15/2033		126,177	122,458,957

			242,261,036

Total Inflation-Linked Securities (cost $280,700,016)			283,170,558

COVERED BONDS – 5.0%
Banco de Sabadell SA 1.00%, 04/26/2027(a)	EUR	7,900	8,203,542
Bank of Montreal Series E 0.125%, 01/26/2027(a)		17,195	17,425,602
Bank of Nova Scotia (The) 0.01%, 01/14/2027(a)		17,880	18,099,673
Series E 0.01%, 12/15/2027(a)		3,620	3,578,773
BPCE SFH SA 0.125%, 03/31/2025(a)		100	106,183
0.625%, 09/22/2027(a)		5,200	5,318,743
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		7,300	8,070,200
Series E 0.125%, 04/30/2027(a)		3,500	3,545,821
Caisse Francaise de Financement Local 0.01%, 02/22/2028(a)		7,100	7,003,883
Series E 0.50%, 02/19/2027(a)		6,500	6,694,100
0.75%, 01/11/2027(a)		7,500	7,799,334
Cie de Financement Foncier SA 3.125%, 05/18/2027(a)		4,700	5,241,721
Commonwealth Bank of Australia 0.125%, 10/15/2029(a)		17,890	16,829,491
Series E 0.75%, 02/28/2028(a)		4,795	4,853,117
Credit Agricole Home Loan SFH SA 2.875%, 06/23/2028(a)		1,600	1,776,382
Series E 0.01%, 04/12/2028(a)		1,900	1,869,508
0.875%, 08/31/2027(a)		1,900	1,961,789
3.375%, 09/04/2028(a)		8,400	9,511,401
Credit Mutuel Home Loan SFH SA Series E 3.125%, 06/22/2027(a)		14,300	15,995,871
DNB Boligkreditt AS 0.01%, 10/08/2027(a)		7,015	6,988,708
Series E 0.625%, 06/19/2025(a)		315	335,406

	Principal Amount (000)		U.S. $ Value

National Australia Bank Ltd. 0.01%, 01/06/2029(a)	EUR	17,865	$17,039,215
Series E 3.26%, 02/13/2026(a)		5,000	5,545,330
Series G 0.625%, 03/16/2027(a)		11,055	11,353,830
Nationwide Building Society 3.625%, 03/15/2028(a)		10,740	12,235,493
Series E 0.625%, 03/25/2027(a)		4,570	4,707,220
1.125%, 05/31/2028(a)		1,570	1,612,907
Royal Bank of Canada Series E 0.01%, 01/21/2027(a)		3,100	3,138,172
0.125%, 04/26/2027(a)		20,240	20,424,199
Santander UK PLC 1.125%, 03/12/2027(a)		4,609	4,809,408
Series G 0.05%, 01/12/2027(a)		15,000	15,199,511
Skandinaviska Enskilda Banken AB 0.375%, 02/09/2026(a)		320	334,971
Societe Generale SFH SA Series E 0.01%, 12/02/2026(a)		600	612,972
Stadshypotek AB Series E 0.375%, 03/13/2026(a)		320	334,516
Toronto-Dominion Bank (The) Series 28 0.10%, 07/19/2027(a)		3,770	3,772,636
Series G 0.86%, 03/24/2027(a)		1,500	1,552,563
3.25%, 04/27/2026(a)		14,125	15,678,201
Westpac Banking Corp. Series E 0.01%, 09/22/2028(a)		10,098	9,684,184

Total Covered Bonds (cost $280,495,572)			279,244,576

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.9%
Risk Share Floating Rate – 2.8%
Bellemeade Re Ltd. Series 2019-3A, Class M1C 7.42% (CME TERM SOFR 1 MONTH + 2.06%), 07/25/2029(a) (f)	U.S.$	4,941	4,951,731
Series 2021-3A, Class A2 6.34% (SOFR + 1.00%), 09/25/2031(a) (f)		7,225	7,162,459
Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2 7.55% (SOFR + 2.21%), 10/25/2039(a) (f)		28	27,559
Series 2020-R01, Class 1M2 7.50% (SOFR + 2.16%), 01/25/2040(a) (f)		1,726	1,748,646
Series 2021-R01, Class 1M1 6.09% (SOFR + 0.75%), 10/25/2041(a) (f)		68	67,583
Series 2021-R01, Class 1M2 6.89% (SOFR + 1.55%), 10/25/2041(a) (f)		878	878,491
Series 2022-R06, Class 1M1 8.09% (SOFR + 2.75%), 05/25/2042(a) (f)		5,656	5,814,441
Series 2022-R08, Class 1M1 7.89% (SOFR + 2.55%), 07/25/2042(a) (f)		10,732	11,006,173
Series 2023-R04, Class 1M1 7.64% (SOFR + 2.30%), 05/25/2043(a) (f)		6,291	6,423,215
Series 2023-R05, Class 1M1 7.24% (SOFR + 1.90%), 06/25/2043(a) (f)		5,939	5,980,294
Eagle RE Ltd. Series 2021-2, Class M1B 7.39% (SOFR + 2.05%), 04/25/2034(a) (f)		3,617	3,623,603

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.75% (SOFR + 3.41%), 10/25/2027(f)	U.S.$	1,374	$1,387,031
Series 2019-DNA4, Class M2 7.40% (SOFR + 2.06%), 10/25/2049(a) (f)		40	40,012
Series 2021-DNA5, Class M2 6.99% (SOFR + 1.65%), 01/25/2034(a) (f)		4,400	4,418,065
Series 2021-DNA6, Class M1 6.14% (SOFR + 0.80%), 10/25/2041(a) (f)		381	379,472
Series 2021-DNA6, Class M2 6.84% (SOFR + 1.50%), 10/25/2041(a) (f)		11,395	11,295,452
Series 2021-DNA7, Class M1 6.19% (SOFR + 0.85%), 11/25/2041(a) (f)		627	623,017
Series 2021-DNA7, Class M2 7.14% (SOFR + 1.80%), 11/25/2041(a) (f)		13,277	13,110,494
Series 2021-HQA4, Class M1 6.29% (SOFR + 0.95%), 12/25/2041(a) (f)		14,169	14,029,324
Series 2021-HQA4, Class M2 7.69% (SOFR + 2.35%), 12/25/2041(a) (f)		6,919	6,818,814
Series 2023-DNA1, Class M1A 7.44% (SOFR + 2.10%), 03/25/2043(a) (f)		14,377	14,604,779
Series 2023-DNA2, Class M1A 7.44% (SOFR + 2.10%), 04/25/2043(a) (f)		12,670	12,867,257
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 9.85% (SOFR + 4.51%), 01/25/2024(f)		359	360,327
Series 2014-C04, Class 1M2 10.35% (SOFR + 5.01%), 11/25/2024(f)		1,171	1,207,740
Series 2015-C01, Class 1M2 9.75% (SOFR + 4.41%), 02/25/2025(f)		1,245	1,282,012
Series 2015-C02, Class 1M2 9.45% (SOFR + 4.11%), 05/25/2025(f)		1,221	1,260,738
Series 2015-C03, Class 1M2 10.45% (SOFR + 5.11%), 07/25/2025(f)		284	297,335
Series 2015-C04, Class 1M2 11.15% (SOFR + 5.81%), 04/25/2028(f)		867	923,293
Series 2015-C04, Class 2M2 11.00% (SOFR + 5.66%), 04/25/2028(f)		3,835	3,978,982
Series 2016-C01, Class 2M2 12.40% (SOFR + 7.06%), 08/25/2028(f)		520	545,240
Series 2016-C02, Class 1M2 11.45% (SOFR + 6.11%), 09/25/2028(f)		1,390	1,454,209
Series 2021-R02, Class 2M2 7.34% (SOFR + 2.00%), 11/25/2041(a) (f)		7,361	7,298,494
Home RE Ltd. Series 2023-1, Class M1A 7.47% (SOFR + 2.15%), 10/25/2033(a) (f)		3,088	3,090,198
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.95% (SOFR + 5.61%), 10/25/2025(a) (f)		1,398	1,424,540
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.22% (CME TERM SOFR 1 MONTH + 3.86%), 05/30/2025(a) (f)		4,321	4,323,903
Series 2019-3R, Class A 9.15% (SOFR + 3.81%), 11/27/2031(a) (f)		305	305,516
Triangle Re Ltd. Series 2021-3, Class M1A 7.24% (SOFR + 1.90%), 02/25/2034(a) (f)		1,820	1,823,843

			156,834,282

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,260	694,392
Series 2006-26CB, Class A6 6.25%, 09/25/2036		112	57,126

	Principal Amount (000)		U.S. $ Value

Series 2006-26CB, Class A8 6.25%, 09/25/2036	U.S.$	417	$213,402
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		606	422,739
Series 2007-15CB, Class A19 5.75%, 07/25/2037		250	146,451
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		757	353,476
Series 2007-HY4, Class 1A1 4.43%, 09/25/2047		217	189,792
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.20%, 03/25/2037		112	95,449
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		458	379,636
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 5.89%, 12/28/2037		721	624,657

			3,177,120

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 5.72% (CME TERM SOFR 1 MONTH + 0.36%), 04/25/2037(f)		528	125,570

Total Collateralized Mortgage Obligations (cost $161,021,868)			160,136,972

COLLATERALIZED LOAN OBLIGATIONS – 2.6%
CLO - Floating Rate – 2.6%
AGL CLO 16 Ltd. Series 2021-16A, Class A 6.81% (CME TERM SOFR 3 MONTH + 1.39%), 01/20/2035(a) (f)		700	699,171
Apidos CLO XXXV Series 2021-35A, Class A 6.73% (CME TERM SOFR 3 MONTH + 1.31%), 04/20/2034(a) (f)		5,030	5,013,069
Balboa Bay Loan Funding Ltd. Series 2022-1A, Class A 6.85% (CME TERM SOFR 3 MONTH + 1.43%), 04/20/2034(a) (f)		4,500	4,489,744
Ballyrock CLO 16 Ltd. Series 2021-16A, Class A1 6.81% (CME TERM SOFR 3 MONTH + 1.39%), 07/20/2034(a) (f)		3,917	3,913,862
Betony CLO 2 Ltd. Series 2018-1A, Class A1 6.73% (CME TERM SOFR 3 MONTH + 1.34%), 04/30/2031(a) (f)		1,942	1,942,165
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1 6.75% (CME TERM SOFR 3 MONTH + 1.34%), 04/22/2035(a) (f)		5,000	4,993,515
Elmwood CLO VIII Ltd. Series 2021-1A, Class A1 6.92% (CME TERM SOFR 3 MONTH + 1.50%), 01/20/2034(a) (f)		3,632	3,631,573
Invesco CLO Ltd. Series 2021-1A, Class A1 6.655% (CME TERM SOFR 3 MONTH + 1.26%), 04/15/2034(a) (f)		5,500	5,466,450
Kings Park CLO Ltd. Series 2021-1A, Class A 6.80% (CME TERM SOFR 3 MONTH + 1.39%), 01/21/2035(a) (f)		5,450	5,441,449

	Principal Amount (000)		U.S. $ Value

Marble Point CLO XI Ltd. Series 2017-2A, Class A 6.84% (CME TERM SOFR 3 MONTH + 1.44%), 12/18/2030(a) (f)	U.S.$	14,857	$14,857,057
OCP CLO Ltd. Series 2020-18A, Class AR 6.77% (CME TERM SOFR 3 MONTH + 1.35%), 07/20/2032(a) (f)		3,453	3,451,535
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 6.81% (CME TERM SOFR 3 MONTH + 1.44%), 11/18/2031(a) (f)		8,984	8,984,611
OZLM XVIII Ltd. Series 2018-18A, Class A 6.675% (CME TERM SOFR 3 MONTH + 1.28%), 04/15/2031(a) (f)		15,726	15,706,834
Peace Park CLO Ltd. Series 2021-1A, Class A 6.81% (CME TERM SOFR 3 MONTH + 1.39%), 10/20/2034(a) (f)		4,620	4,619,820
Pikes Peak CLO 15 2023 Ltd. Series 2023-15A, Class A1 7.11% (CME TERM SOFR 3 MONTH + 1.75%), 10/20/2036(a) (f)		4,990	5,009,838
Pikes Peak CLO 8 Series 2021-8A, Class A 6.85% (CME TERM SOFR 3 MONTH + 1.43%), 07/20/2034(a) (f)		14,279	14,278,251
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.825% (CME TERM SOFR 3 MONTH + 1.43%), 01/15/2035(a) (f)		4,750	4,749,800
Regatta XXIV Funding Ltd. Series 2021-5A, Class A1 6.83% (CME TERM SOFR 3 MONTH + 1.41%), 01/20/2035(a) (f)		450	449,914
Rockford Tower CLO Ltd. Series 2018-2A, Class A 6.84% (CME TERM SOFR 3 MONTH + 1.42%), 10/20/2031(a) (f)		8,500	8,500,009
Signal Peak CLO 12 Ltd. Series 2022-12A, Class A1 6.935% (CME TERM SOFR 3 MONTH + 1.54%), 07/18/2034(a) (f)		15,929	15,940,713
Silver Point CLO 3 Ltd. Series 2023-3A, Class A1 7.32% (CME TERM SOFR 3 MONTH + 1.93%), 11/29/2036(a) (f)		10,514	10,548,758
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 6.91% (CME TERM SOFR 3 MONTH + 1.49%), 01/20/2032(a) (f)		4,510	4,507,768

Total Collateralized Loan Obligations (cost $146,548,266)			147,195,906

LOCAL GOVERNMENTS - REGIONAL BONDS – 2.2%
Australia – 1.4%
New South Wales Treasury Corp. 2.00%, 03/08/2033	AUD	98,561	54,536,457
Treasury Corp. of Victoria 2.25%, 09/15/2033(a)		38,561	21,348,730

			75,885,187

Japan – 0.7%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	29,930	30,363,684
2.375%, 09/08/2027(a)		9,345	10,161,148

			40,524,832

	Principal Amount (000)		U.S. $ Value

Peru – 0.1%
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	22,925	$6,197,119

Total Local Governments - Regional Bonds (cost $117,335,703)			122,607,138

GOVERNMENTS - SOVEREIGN BONDS – 2.1%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)	U.S.$	3,313	3,405,178
Chile Government International Bond 3.10%, 05/07/2041		825	624,937
3.50%, 01/25/2050		650	492,984
5.33%, 01/05/2054		265	263,427

			4,786,526

Colombia – 0.1%
Colombia Government International Bond 8.00%, 11/14/2035		3,073	3,358,213

France – 0.5%
Dexia Credit Local SA Series E Zero Coupon, 01/21/2028(a)	EUR	22,100	22,029,140
0.01%, 01/22/2027(a)		7,200	7,352,406

			29,381,546

Germany – 0.6%
Kreditanstalt fuer Wiederaufbau 2.00%, 02/15/2027	AUD	6,000	3,834,097
3.20%, 09/11/2026		6,008	3,995,605
4.10%, 02/20/2026		37,326	25,399,174

			33,228,876

Hungary – 0.0%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	673	542,485
3.125%, 09/21/2051(a)		200	135,126
5.25%, 06/16/2029(a)		310	311,714
6.125%, 05/22/2028(a)		250	260,040
6.75%, 09/25/2052(a)		420	470,077

			1,719,442

Indonesia – 0.4%
Indonesia Government International Bond 1.00%, 07/28/2029	EUR	5,330	5,109,830
2.15%, 07/28/2031	U.S.$	1,030	866,809
3.20%, 09/23/2061		640	462,200
3.375%, 07/30/2025(a)	EUR	10,564	11,558,218
3.55%, 03/31/2032	U.S.$	200	184,522
4.30%, 03/31/2052		750	679,219

			18,860,798

Mexico – 0.0%
Mexico Government International Bond 2.66%, 05/24/2031		400	337,375
4.28%, 08/14/2041		500	412,500
5.00%, 04/27/2051		550	476,266
6.34%, 05/04/2053		248	252,495

			1,478,636

Panama – 0.1%
Panama Bonos del Tesoro Series DOM 3.36%, 06/30/2031		500	391,795
Panama Government International Bond 2.25%, 09/29/2032		408	297,712
3.87%, 07/23/2060		400	238,875
3.875%, 03/17/2028		920	848,125
6.85%, 03/28/2054		200	186,750

	Principal Amount (000)		U.S. $ Value

6.875%, 01/31/2036	U.S.$	3,012	$3,002,588

			4,965,845

Peru – 0.0%
Peruvian Government International Bond 1.86%, 12/01/2032		150	117,187
2.78%, 12/01/2060		105	65,330
3.55%, 03/10/2051		660	499,331

			681,848

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032		1,660	1,367,944
3.23%, 03/29/2027		205	196,223
3.56%, 09/29/2032		205	189,113
4.20%, 03/29/2047		205	181,681

			1,934,961

Poland – 0.0%
Republic of Poland Government International Bond 4.875%, 10/04/2033		212	214,279
5.50%, 04/04/2053		158	164,385

			378,664

Qatar – 0.0%
Qatar Government International Bond 3.75%, 04/16/2030(a)		1,110	1,083,038
4.40%, 04/16/2050(a)		490	452,059

			1,535,097

Romania – 0.2%
Romanian Government International Bond 2.875%, 04/13/2042(a)	EUR	300	223,646
3.00%, 02/14/2031(a)	U.S.$	250	212,542
3.625%, 03/27/2032(a)		256	221,000
5.25%, 11/25/2027(a)		694	687,692
6.625%, 09/27/2029(a)	EUR	8,410	9,904,776

			11,249,656

Saudi Arabia – 0.1%
KSA Sukuk Ltd. 5.27%, 10/25/2028(a)	U.S.$	405	420,941
Saudi Government International Bond 3.45%, 02/02/2061(a)		290	203,453
3.625%, 03/04/2028(a)		370	357,397
3.75%, 01/21/2055(a)		970	735,987
5.00%, 04/17/2049(a)		407	383,725

			2,101,503

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031		430	425,834

Total Governments - Sovereign Bonds (cost $118,333,707)			116,087,445

ASSET-BACKED SECURITIES – 1.7%
Other ABS - Fixed Rate – 1.2%
Amur Equipment Finance Receivables XII LLC Series 2023-1A, Class A2 6.09%, 12/20/2029(a)		4,315	4,345,427
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		5,836	5,804,545
Series 2023-B, Class A 6.92%, 12/17/2036(a)		2,947	2,996,302
CNH Equipment Trust Series 2022-C, Class A2 5.42%, 07/15/2026		3,296	3,291,893

	Principal Amount (000)		U.S. $ Value

Dell Equipment Finance Trust Series 2023-1, Class A2 5.65%, 09/22/2028(a)	U.S.$	3,164	$3,165,017
Series 2023-3, Class A2 6.10%, 04/23/2029(a)		4,282	4,309,345
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		5,535	5,498,720
Series 2023-2, Class A2 6.56%, 05/15/2034(a)		5,586	5,633,741
HPEFS Equipment Trust Series 2022-3A, Class A2 5.26%, 08/20/2029(a)		3,092	3,087,523
Series 2023-1A, Class A2 5.43%, 08/20/2025(a)		3,188	3,182,159
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(a)		6,508	6,503,980
Marlette Funding Trust Series 2022-2A, Class A 4.25%, 08/15/2032(a)		473	472,378
Series 2023-3A, Class A 6.49%, 09/15/2033(a)		3,689	3,692,806
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		8,191	6,602,380
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)		6,000	6,059,002
SBA Tower Trust Series 2014-2A, Class C 3.87%, 10/15/2049(a)		3,008	2,957,620

			67,602,838

Autos - Fixed Rate – 0.5%
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.29%, 07/26/2032(a)		6,303	6,341,947
LAD Auto Receivables Trust Series 2023-2A, Class A2 5.93%, 06/15/2027(a)		4,738	4,741,775
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		4,741	4,781,436
OCCU Auto Receivables Trust Series 2023-1A, Class A2 6.23%, 04/15/2027(a)		3,727	3,743,224
Santander Bank Auto Credit-Linked Notes Series 2022-B, Class B 5.72%, 08/16/2032(a)		2,163	2,148,588
Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)		4,378	4,408,938

			26,165,908

Total Asset-Backed Securities (cost $95,133,492)			93,768,746

CORPORATES - NON-INVESTMENT GRADE – 1.1%
Industrial – 0.7%
Basic – 0.2%
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	5,045	5,387,139
8.50%, 03/15/2029(a)		2,655	3,092,294

			8,479,433

Capital Goods – 0.1%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)	U.S.$	9,813	10,500

	Principal Amount (000)		U.S. $ Value

Paprec Holding SA 7.25%, 11/17/2029(a)	EUR	3,651	$4,328,235

			4,338,735

Communications - Media – 0.2%
DISH DBS Corp. 5.25%, 12/01/2026(a)	U.S.$	7,940	6,822,547
5.75%, 12/01/2028(a)		6,707	5,423,059

			12,245,606

Communications - Telecommunications – 0.0%
Telefonica Europe BV 4.375%, 12/14/2024(a) (c)	EUR	100	109,619

Consumer Cyclical - Automotive – 0.1%
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)		5,300	5,404,416

Consumer Cyclical - Entertainment – 0.0%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	150	139,397

Technology – 0.0%
Cedacri Mergeco SpA 8.63% (EURIBOR 3 Month + 4.63%), 05/15/2028(a) (f)	EUR	2,165	2,318,074

Transportation - Services – 0.1%
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	4,693	4,312,495

			37,347,775

Financial Institutions – 0.3%
Finance – 0.1%
SLM Corp. 4.20%, 10/29/2025		6,276	6,092,561

REITs – 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 3.325%, 03/24/2025	EUR	100	99,770
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)		100	105,898
Vivion Investments SARL 3.00%, 08/08/2024(a)		8,100	8,373,108
Series E 7.90%, 02/28/2029(a) (d) (h)		3,300	2,760,545

			11,339,321

			17,431,882

Utility – 0.1%
Electric – 0.1%
EDP - Energias de Portugal SA Series NC5 1.50%, 03/14/2082(a)		8,400	8,343,451

Total Corporates - Non-Investment Grade (cost $72,904,131)			63,123,108

GOVERNMENTS - SOVEREIGN AGENCIES – 1.0%
Canada – 0.3%
Canada Housing Trust No. 1 3.95%, 06/15/2028(a)	CAD	24,140	18,612,037

France – 0.2%
SNCF Reseau Series E 3.125%, 10/25/2028	EUR	9,800	11,050,220

	Principal Amount (000)		U.S. $ Value

Japan – 0.4%
Development Bank of Japan, Inc. Series G 0.01%, 09/09/2025(a)	EUR	15,859	$16,641,207
0.875%, 10/10/2025(a)		5,600	5,953,328

			22,594,535

Netherlands – 0.1%
BNG Bank NV Series E 0.75%, 01/24/2029(a)		4,715	4,771,996

South Korea – 0.0%
Korea Gas Corp. 1.125%, 07/13/2026(a)	U.S.$	290	263,648

Total Governments - Sovereign Agencies (cost $57,188,331)			57,292,436

QUASI-SOVEREIGNS – 0.9%
Quasi-Sovereign Bonds – 0.9%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		530	479,153
5.125%, 02/02/2033(a)		3,837	3,703,856
5.95%, 01/08/2034(a)		7,501	7,587,261
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	339,642
4.70%, 05/07/2050(a)		370	305,298

			12,415,210

China – 0.0%
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)		800	698,688

Hong Kong – 0.0%
Airport Authority 2.10%, 03/08/2026(a) (c)		250	232,990
3.50%, 01/12/2062(a)		350	268,450

			501,440

Hungary – 0.2%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(a)		7,349	7,476,505

Indonesia – 0.0%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 6.53%, 11/15/2028(a)		255	267,670
Pertamina Persero PT 1.40%, 02/09/2026(a)		480	444,150
2.30%, 02/09/2031(a)		280	235,900
4.15%, 02/25/2060(a)		410	324,413
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		460	448,069

			1,720,202

Kazakhstan – 0.0%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	435,751

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	853,470

Mexico – 0.3%
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		7,524	6,226,110
4.68%, 02/09/2051(a)		220	154,344
4.69%, 05/15/2029(a)		240	225,675
5.00%, 09/29/2036(a)		3,248	2,703,627

	Principal Amount (000)		U.S. $ Value

Petroleos Mexicanos 6.50%, 03/13/2027	U.S.$	3,505	$3,257,459
6.70%, 02/16/2032		3,774	3,122,985

			15,690,200

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)		230	173,236
Banco Nacional de Panama 2.50%, 08/11/2030(a)		580	430,842

			604,078

Poland – 0.0%
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		265	268,352
6.25%, 10/31/2028(a)		227	239,440

			507,792

Qatar – 0.0%
QatarEnergy 2.25%, 07/12/2031(a)		540	458,973
3.30%, 07/12/2051(a)		500	364,300

			823,273

Saudi Arabia – 0.0%
Gaci First Investment Co. 5.00%, 10/13/2027(a)		430	434,353

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		5,065	5,087,159

United Arab Emirates – 0.1%
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029(a)		270	255,487
4.60%, 11/02/2047(a)		250	228,672
Abu Dhabi Ports Co. PJSC Series E 2.50%, 05/06/2031(a)		500	424,375
DP World Ltd./United Arab Emirates 6.85%, 07/02/2037(a)		430	473,550
MDGH GMTN RSC Ltd. 3.70%, 11/07/2049(a)		520	415,678
Series G 2.50%, 06/03/2031(a)		690	597,637

			2,395,399

Total Quasi-Sovereigns (cost $52,098,760)			49,643,520

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.8%
Non-Agency Floating Rate CMBS – 0.4%
Ashford Hospitality Trust Series 2018-KEYS, Class A 6.53% (CME TERM SOFR 1 MONTH + 1.17%), 06/15/2035(a) (f)		3,278	3,229,686
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.41% (CME TERM SOFR 1 MONTH + 1.05%), 11/15/2033(a) (f)		6,275	5,592,194
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.94% (CME TERM SOFR 1 MONTH + 1.58%), 07/15/2036(a) (f)		10,690	9,684,463
Series 2022-JERI, Class A 6.76% (CME TERM SOFR 1 MONTH + 1.40%), 01/15/2039(a) (f)		8,113	7,103,060

			25,609,403

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate CMBS – 0.4%
225 Liberty Street Trust Series 2016-225L, Class E 4.65%, 02/10/2036(a)	U.S.$	9,098	$6,447,323
Commercial Mortgage Trust Series 2012-CR3, Class D 4.295%, 10/15/2045(a)		2,322	1,320,289
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 6.04%, 01/15/2041(a)		1,329	1,312,109
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.34%, 08/15/2047		6,329	5,787,379
NJ Trust Series 2023-GSP, Class A 6.70%, 01/06/2029(a)		6,238	6,503,112

			21,370,212

Total Commercial Mortgage-Backed Securities (cost $52,715,128)			46,979,615

SUPRANATIONALS – 0.8%
European Investment Bank 0.75%, 07/15/2027	AUD	15,292	9,251,657
1.80%, 01/19/2027		19,295	12,293,920
3.10%, 08/17/2026(a)		9,991	6,646,668
Inter-American Development Bank 2.50%, 04/14/2027(a)		2,505	1,623,281
International Bank for Reconstruction & Development 3.00%, 10/19/2026		6,993	4,619,440
International Finance Corp. 4.45%, 05/14/2027		18,234	12,542,048

Total Supranationals (cost $49,430,273)			46,977,014

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.7%
Canada – 0.7%
Province of Ontario Canada Series E 0.375%, 04/08/2027(a)	EUR	9,347	9,601,400
Province of Quebec Canada 0.875%, 05/04/2027(a)		19,183	19,997,366
3.65%, 05/20/2032	CAD	10,105	7,628,307

Total Local Governments - Provincial Bonds (cost $36,271,668)			37,227,073

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.6%
United States – 0.6%
California Earthquake Authority Series 2022-A 5.60%, 07/01/2027	U.S.$	4,745	4,800,790
Commonwealth Financing Authority Series 2016-A 4.14%, 06/01/2038		2,640	2,449,479
New Jersey Economic Development Authority Series 1997-A 7.425%, 02/15/2029		5,982	6,464,023
New Jersey Transportation Trust Fund Authority Series 2010-C 5.75%, 12/15/2028		4,740	4,842,053
New York State Thruway Authority Series 2019-M 2.90%, 01/01/2035		5,975	5,201,118
State Board of Administration Finance Corp. Series 2020-A 2.15%, 07/01/2030		7,016	5,984,638

	Principal Amount (000)		U.S. $ Value

State of Hawaii Series 2023-G 5.25%, 10/01/2029	U.S.$	1,640	$1,716,515
5.42%, 10/01/2042		3,350	3,421,028

Total Local Governments - US Municipal Bonds (cost $34,289,393)			34,879,644

EMERGING MARKETS - CORPORATE BONDS – 0.3%
Industrial – 0.2%
Basic – 0.1%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		4,523	2,556,038
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		927	560,835

			3,116,873

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		879	755,333

Consumer Cyclical - Retailers – 0.0%
Falabella SA 3.75%, 10/30/2027(a)		1,179	1,032,730

Consumer Non-Cyclical – 0.0%
BRF GmbH 4.35%, 09/29/2026(a)		1,475	1,385,689
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e) (g) (i) (j) (k)		4,300	430

			1,386,119

Energy – 0.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		3,390	3,201,345
Greenko Dutch BV 3.85%, 03/29/2026(a)		370	345,025
Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(a)		215	208,819
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		3,835	3,700,349

			7,455,538

			13,746,593

Utility – 0.1%
Electric – 0.1%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		3,315	3,198,975
Diamond II Ltd. 7.95%, 07/28/2026(a)		2,135	2,137,652

			5,336,627

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (d) (h)		5,472	218,881
5.25%, 12/27/2033(a) (d) (h)		1,813	72,508
7.125%, 12/26/2046(a) (d) (h)		2,672	162,934

			454,323

Total Emerging Markets - Corporate Bonds (cost $35,319,792)			19,537,543

Company	Shares			U.S. $ Value

COMMON STOCKS – 0.1%
Financials – 0.1%
Banks – 0.0%
Nordic Aviation Capital DAC(e) (i) (k)		81,699		$1,205,060
Nordic Aviation Capital DAC (Restrictive Legend)(e) (i) (k)		4,956		73,101

				1,278,161

Insurance – 0.1%
Mt. Logan Re, Ltd. (Preference Shares)(e) (i) (k)		2,703		1,558,799

				2,836,960

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Services AS(k)		3,089,816		428,807
SandRidge Energy, Inc.		4,459		60,955

				489,762

Total Common Stocks (cost $9,117,996)				3,326,722

	Principal Amount (000)

BANK LOANS – 0.0%
Industrial – 0.0%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 8.46% (SOFR 1 Month + 3.00%), 12/15/2027(l) (cost $1,078,354)		1,089		1,089,689

EMERGING MARKETS - TREASURIES – 0.0%
South Africa – 0.0%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $1)	ZAR	0	**	1

	Shares

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(m) (n) (o) (cost $96,723,245)		96,723,245		96,723,245

	Principal Amount (000)

Time Deposits – 0.2%
ANZ, Hong Kong 2.77%, 01/02/2024	AUD	7		4,579
BBH, New York 3.06%, 01/03/2024	NZD	0	**	1
Citibank, New York 4.68%, 01/02/2024	U.S.$	7,319		7,318,826
Royal Bank of Canada, London 2.71%, 01/02/2024	EUR	1,060		1,170,161
4.16%, 01/02/2024	GBP	71		90,249

	Principal Amount (000)		U.S. $ Value

SMBC, Tokyo (0.34)%, 01/04/2024	JPY	112,398	$797,148

Total Time Deposits (cost $9,380,964)			9,380,964

Total Short-Term Investments (cost $106,104,209)			106,104,209

Total Investments – 110.2% (cost $6,273,514,829)(p)			6,179,244,269
Other assets less liabilities – (10.2)%			(572,092,885)

Net Assets – 100.0%			$5,607,151,384

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 3 Yr Bond Futures	9	March 2024	$655,349	$2,493
Australian 10 Yr Bond Futures	481	March 2024	38,240,389	1,175,316
Canadian 5 Yr Bond Futures	415	March 2024	35,294,027	917,377
Euro Buxl 30 Yr Bond Futures	2	March 2024	312,903	20,004
Euro-Bund Futures	366	March 2024	55,443,150	1,244,461
Long Gilt Futures	378	March 2024	49,458,585	3,450,477
U.S. Long Bond (CBT) Futures	17	March 2024	2,123,937	145,125
U.S. T-Note 5 Yr (CBT) Futures	5,876	March 2024	639,152,722	13,574,456
U.S. T-Note 10 Yr (CBT) Futures	17	March 2024	1,919,141	68,844
U.S. Ultra Bond (CBT) Futures	33	March 2024	4,408,594	371,312
Sold Contracts
Canadian 10 Yr Bond Futures	151	March 2024	14,151,300	(663,235)
Euro-BOBL Futures	409	March 2024	53,856,774	143,922
Euro-OAT Futures	398	March 2024	57,781,824	(1,603,697)
Euro-Schatz Futures	409	March 2024	48,106,723	(61,093)
Japan 10 Yr Bond (OSE) Futures	142	March 2024	147,750,497	(961,773)
U.S. 10 Yr Ultra Futures	874	March 2024	103,145,656	(4,126,617)
U.S. T-Note 2 Yr (CBT) Futures	151	March 2024	31,093,023	(18,875)
U.S. T-Note 5 Yr (CBT) Futures	55	March 2024	5,982,539	(128,477)
U.S. Ultra Bond (CBT) Futures	366	March 2024	48,895,313	166,469

				$13,716,489

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand
Banking Group Ltd.	USD	6,505	NZD	10,626	01/04/2024	$212,172
Bank of America NA	BRL	136,270	USD	28,147	01/03/2024	94,451
Bank of America NA	USD	27,593	BRL	136,270	01/03/2024	459,863
Bank of America NA	PEN	95,277	USD	25,050	01/17/2024	(693,821)
Bank of America NA	USD	25,149	PEN	95,129	01/17/2024	554,342
Bank of America NA	IDR	209,729,812	USD	13,332	01/25/2024	(292,129)
Bank of America NA	USD	13,480	IDR	210,895,328	01/25/2024	220,058
Barclays Bank PLC	EUR	2,397	USD	2,637	01/04/2024	(9,762)
Barclays Bank PLC	USD	503	EUR	454	01/10/2024	(1,289)
Barclays Bank PLC	USD	10,287	MYR	48,268	01/11/2024	244,087
Barclays Bank PLC	KRW	484,058,277	USD	359,248	01/18/2024	(14,457,485)
BNP Paribas SA	CAD	589,800	USD	434,301	01/04/2024	(10,821,435)
BNP Paribas SA	CNH	55,882	USD	7,857	01/04/2024	14,269
BNP Paribas SA	SEK	232,608	USD	22,265	01/04/2024	(798,439)
BNP Paribas SA	USD	6,584	EUR	6,093	01/04/2024	143,011
BNP Paribas SA	USD	26,212	MXN	452,410	01/04/2024	425,917
BNP Paribas SA	USD	6,704	NZD	10,626	01/19/2024	13,565
Brown Brothers Harriman & Co.	USD	1,709	EUR	1,564	01/04/2024	16,930
Brown Brothers Harriman & Co.	CAD	225	USD	170	01/10/2024	711
Brown Brothers Harriman & Co.	CAD	371	USD	269	01/10/2024	(10,851)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	EUR	2,962	USD	3,198	01/10/2024	$(73,485)
Brown Brothers Harriman & Co.	USD	21	CAD	29	01/10/2024	581
Brown Brothers Harriman & Co.	USD	1,712	EUR	1,587	01/10/2024	39,563
Brown Brothers Harriman & Co.	JPY	1,903,249	USD	13,402	01/11/2024	(112,940)
Brown Brothers Harriman & Co.	USD	5,709	JPY	842,493	01/11/2024	273,679
Brown Brothers Harriman & Co.	EUR	10,409	USD	11,276	01/17/2024	(222,161)
Brown Brothers Harriman & Co.	AUD	292	USD	190	01/25/2024	(8,787)
Brown Brothers Harriman & Co.	GBP	162	USD	206	01/25/2024	(966)
Brown Brothers Harriman & Co.	USD	454	GBP	358	01/25/2024	1,956
Citibank NA	EUR	11,730	USD	12,937	01/04/2024	(13,136)
Citibank NA	PEN	22,925	USD	6,198	01/17/2024	3,334
Citibank NA	USD	27,710	COP	110,374,585	01/17/2024	686,013
Citibank NA	KRW	10,896,805	USD	8,360	01/18/2024	(52,969)
Citibank NA	IDR	404,966,875	USD	25,925	01/25/2024	(382,294)
Deutsche Bank AG	AUD	239,759	USD	157,598	01/04/2024	(5,791,214)
Deutsche Bank AG	EUR	1,203,939	USD	1,300,497	01/04/2024	(28,642,683)
Deutsche Bank AG	GBP	8,449	USD	10,777	01/04/2024	7,465
Deutsche Bank AG	GBP	8,264	USD	10,519	01/04/2024	(15,377)
Goldman Sachs Bank USA	USD	23,150	KRW	30,000,000	01/18/2024	10,856
Goldman Sachs Bank USA	USD	24,159	KRW	31,276,589	01/18/2024	(12,918)
HSBC Bank USA	CNH	1,995,523	USD	277,986	01/04/2024	(2,083,128)
HSBC Bank USA	SEK	33,088	USD	3,170	01/04/2024	(110,599)
HSBC Bank USA	USD	9,874	IDR	154,234,236	01/25/2024	145,157
JPMorgan Chase Bank NA	EUR	45,581	USD	49,810	01/04/2024	(510,865)
JPMorgan Chase Bank NA	USD	968	EUR	912	01/10/2024	39,167
JPMorgan Chase Bank NA	USD	14,982	JPY	2,201,935	01/11/2024	654,364
Morgan Stanley Capital Services LLC	BRL	136,270	USD	28,213	01/03/2024	160,303
Morgan Stanley Capital Services LLC	USD	28,147	BRL	136,270	01/03/2024	(94,451)
Morgan Stanley Capital Services LLC	MXN	464,607	USD	26,586	01/04/2024	(769,779)
Morgan Stanley Capital Services LLC	USD	10,824	EUR	10,024	01/04/2024	242,513
Morgan Stanley Capital Services LLC	EUR	11,234	USD	11,984	01/10/2024	(421,052)
Morgan Stanley Capital Services LLC	JPY	27,410,285	USD	187,311	01/11/2024	(7,334,460)
Morgan Stanley Capital Services LLC	MYR	120,576	USD	25,997	01/11/2024	(311,071)
Morgan Stanley Capital Services LLC	USD	15,469	MYR	72,309	01/11/2024	307,967
Morgan Stanley Capital Services LLC	GBP	4,225	USD	5,249	01/25/2024	(136,697)
Morgan Stanley Capital Services LLC	USD	28,102	BRL	136,270	02/02/2024	(97,309)
NatWest Markets PLC	EUR	8,282	USD	9,096	01/04/2024	(46,913)
Standard Chartered Bank	USD	14,662	IDR	230,126,408	01/25/2024	286,984
UBS AG	GBP	193,740	USD	243,480	01/04/2024	(3,472,137)
UBS AG	CAD	2,352	USD	1,708	01/10/2024	(66,739)
UBS AG	JPY	24,271,972	USD	165,678	01/11/2024	(6,681,971)

						$(79,292,034)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 40, 5 Year Index, 12/20/2028*	1.00%	Quarterly	0.69%	USD	83,510	$(1,193,541)	$(636,574)	$(556,967)
Sale Contracts
CDX-NAIG Series 41, 5 Year Index, 12/20/2028*	1.00	Quarterly	0.57	USD	83,510	1,644,682	1,078,705	565,977

						$451,141	$442,131	$9,010

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
HUF	12,128,363	06/02/2028	8.820%	6 Month BUBOR	Annual/ Semi-Annual	$(5,475,537)	$—	$(5,475,537)
HUF	11,402,887	06/05/2028	8.698%	6 Month BUBOR	Annual/ Semi-Annual	(4,966,024)	—	(4,966,024)
CNY	657,242	09/28/2028	China 7-Day Reverse Repo Rate	2.418%	Quarterly	725,867	—	725,867
CNY	773,020	10/30/2028	China 7-Day Reverse Repo Rate	2.451%	Quarterly	970,965	—	970,965
JPY	5,416,180	08/18/2033	1 Day TONAR	0.838%	Annual	162,119	—	162,119
EUR	45,250	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	22,648,989	—	22,648,989
EUR	45,250	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(24,019,782)	—	(24,019,782)
EUR	45,740	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	23,709,238	357,073	23,352,165
EUR	45,740	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(24,357,873)	—	(24,357,873)

						$(10,602,038)	$357,073	$(10,959,111)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	3,016	$(390,864)	$(392,223)	$1,359
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,320	(300,664)	(302,063)	1,399
Goldman Sachs International
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,640	(601,717)	(323,098)	(278,619)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	994	(128,949)	(71,518)	(57,431)

						$(1,422,194)	$(1,088,902)	$(333,292)

*	Termination date

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $2,469,096,812 or 44.04% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2023.
(e)	Fair valued by the Adviser.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2023.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of December 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Chile Electricity PEC SpA Zero Coupon, 01/25/2028	10/06/2021	$188,563	$162,993	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013 - 09/23/2014	3,886,876	430	0.00%

(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2023.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Defaulted matured security.
(k)	Non-income producing security.
(l)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at December 31, 2023.
(m)	The rate shown represents the 7-day yield as of period end.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	Affiliated investments.
(p)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $242,921,413 and gross unrealized depreciation of investments was $(414,050,911), resulting in net unrealized depreciation of $(171,129,498).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PEN – Peruvian Sol

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligation

BUBOR – Budapest Interbank Offered Rate

CBT – Chicago Board of Trade

CDX-CMBX.NA. – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

DMTN – Domestic Medium Term Note

EURIBOR – Euro Interbank Offered Rate

GMTN – Global Medium Term Note

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

LP – Limited Partnership

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TONAR – Tokyo Overnight Average Rate

COUNTRY BREAKDOWN1

December 31, 2023 (unaudited)

40.5%	United States
8.8%	Canada
7.0%	Japan
6.9%	United Kingdom
5.5%	South Korea
4.7%	China
4.4%	Germany
3.7%	France
2.6%	Australia
2.2%	Austria
1.7%	Spain
1.4%	Finland
1.0%	Italy
7.7%	Other
1.9%	Short Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.9% or less in the following: Belgium, Brazil, Chile, Colombia, Czech Republic, Denmark, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Kazakhstan, Kuwait, Luxembourg, Macau, Malaysia, Mexico, Netherlands, Norway, Panama, Peru, Philippines, Poland, Portugal, Qatar, Romania, Saudi Arabia, Singapore, South Africa, Supranational, Sweden, Switzerland, Taiwan, Thailand, United Arab Emirates and Uruguay.

AB Global Bond Fund

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$-0-	$2,297,158,426	$-0-	$2,297,158,426
Corporates - Investment Grade	-0-	1,541,620,722	-0-	1,541,620,722
Mortgage Pass-Throughs	-0-	672,073,206	-0-	672,073,206
Inflation-Linked Securities	-0-	283,170,558	-0-	283,170,558
Covered Bonds	-0-	279,244,576	-0-	279,244,576
Collateralized Mortgage Obligations	-0-	160,136,972	-0-	160,136,972
Collateralized Loan Obligations	-0-	147,195,906	-0-	147,195,906
Local Governments - Regional Bonds	-0-	122,607,138	-0-	122,607,138
Governments - Sovereign Bonds	-0-	116,087,445	-0-	116,087,445
Asset-Backed Securities	-0-	93,768,746	-0-	93,768,746
Corporates - Non-Investment Grade	-0-	63,123,108	-0-	63,123,108
Governments - Sovereign Agencies	-0-	57,292,436	-0-	57,292,436
Quasi-Sovereigns	-0-	49,643,520	-0-	49,643,520
Commercial Mortgage-Backed Securities	-0-	46,979,615	-0-	46,979,615
Supranationals	-0-	46,977,014	-0-	46,977,014
Local Governments - Provincial Bonds	-0-	37,227,073	-0-	37,227,073
Local Governments - US Municipal Bonds	-0-	34,879,644	-0-	34,879,644
Emerging Markets - Corporate Bonds	-0-	19,537,113	430	19,537,543
Common Stocks	489,762	-0-	2,836,960	3,326,722
Bank Loans	-0-	1,089,689	-0-	1,089,689
Emerging Markets - Treasuries	-0-	1	-0-	1
Short-Term Investments:
Investment Companies	96,723,245	-0-	-0-	96,723,245
Time Deposits	-0-	9,380,964	-0-	9,380,964

Total Investments in Securities	97,213,007	6,079,193,872	2,837,390	6,179,244,269
Other Financial Instruments*:
Assets
Futures	21,280,256	-0-	-0-	21,280,256
Forward Currency Exchange Contracts	-0-	5,259,278	-0-	5,259,278
Centrally Cleared Credit Default Swaps	-0-	1,644,682	-0-	1,644,682
Centrally Cleared Interest Rate Swaps	-0-	48,217,178	-0-	48,217,178
Liabilities
Futures	(7,563,767)	-0-	-0-	(7,563,767)
Forward Currency Exchange Contracts	-0-	(84,551,312)	-0-	(84,551,312)
Centrally Cleared Credit Default Swaps	-0-	(1,193,541)	-0-	(1,193,541)
Centrally Cleared Interest Rate Swaps	-0-	(58,819,216)	-0-	(58,819,216)
Credit Default Swaps	-0-	(1,422,194)	-0-	(1,422,194)

Total	$110,929,496	$5,988,328,747	$2,837,390	$6,102,095,633

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2023 is as follows:

Fund	Market Value 9/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$73,931	$514,055	$491,263	$96,723	$1,137